Vanguard® Core Bond Fund
Schedule of Investments (unaudited)
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (51.6%)
U.S. Government Securities (28.6%)
	United States Treasury Note/Bond	4.500%	11/30/24	148,000	146,427
	United States Treasury Note/Bond	1.000%	12/15/24	125,000	117,637
	United States Treasury Note/Bond	1.500%	2/15/25	17,871	16,869
[1]	United States Treasury Note/Bond	4.625%	2/28/25	9,385	9,313
	United States Treasury Note/Bond	2.125%	5/15/25	15,957	15,149
	United States Treasury Note/Bond	4.250%	5/31/25	20,000	19,750
[2]	United States Treasury Note/Bond	2.875%	6/15/25	95,000	91,378
[1]	United States Treasury Note/Bond	2.750%	6/30/25	90,000	86,330
	United States Treasury Note/Bond	3.125%	8/15/25	34,100	32,933
	United States Treasury Note/Bond	4.250%	10/15/25	40,650	40,193
	United States Treasury Note/Bond	0.375%	11/30/25	19,800	17,870
	United States Treasury Note/Bond	3.875%	1/15/26	28,000	27,479
	United States Treasury Note/Bond	0.500%	2/28/26	120,200	107,973
	United States Treasury Note/Bond	0.750%	3/31/26	18,000	16,268
	United States Treasury Note/Bond	2.250%	3/31/26	48,000	45,165
	United States Treasury Note/Bond	3.750%	4/15/26	123,564	120,957
[1]	United States Treasury Note/Bond	0.750%	4/30/26	80,000	72,050
	United States Treasury Note/Bond	3.625%	5/15/26	148,865	145,237
	United States Treasury Note/Bond	0.750%	5/31/26	2,606	2,341
	United States Treasury Note/Bond	2.125%	5/31/26	50,000	46,766
	United States Treasury Note/Bond	1.875%	7/31/26	12,305	11,392
	United States Treasury Note/Bond	1.250%	5/31/28	75,000	65,438
	United States Treasury Note/Bond	1.250%	6/30/28	34,999	30,471
	United States Treasury Note/Bond	1.000%	7/31/28	21,041	18,046
	United States Treasury Note/Bond	1.125%	8/31/28	45,000	38,777
	United States Treasury Note/Bond	1.250%	9/30/28	38,023	32,920
	United States Treasury Note/Bond	1.375%	10/31/28	34,882	30,353
	United States Treasury Note/Bond	1.500%	11/30/28	19,619	17,160
	United States Treasury Note/Bond	1.375%	12/31/28	27,153	23,555
	United States Treasury Note/Bond	2.375%	3/31/29	24,713	22,566
	United States Treasury Note/Bond	2.750%	5/31/29	15,000	13,966
	United States Treasury Note/Bond	3.250%	6/30/29	15,000	14,351
	United States Treasury Note/Bond	2.625%	7/31/29	16,820	15,540
	United States Treasury Note/Bond	3.875%	9/30/29	26,165	25,912
[2]	United States Treasury Note/Bond	3.875%	11/30/29	44,077	43,691
	United States Treasury Note/Bond	3.500%	1/31/30	37,354	36,257
	United States Treasury Note/Bond	3.500%	4/30/30	53,213	51,675
	United States Treasury Note/Bond	0.625%	5/15/30	25,000	20,031
	United States Treasury Note/Bond	3.750%	5/31/30	11,177	11,023
	United States Treasury Note/Bond	3.500%	2/15/33	23,751	23,142
	United States Treasury Note/Bond	3.375%	5/15/33	12,845	12,389

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	1.125%	8/15/40	5,646	3,631
	United States Treasury Note/Bond	1.375%	11/15/40	5,500	3,680
	United States Treasury Note/Bond	1.875%	2/15/41	58,000	42,123
	United States Treasury Note/Bond	2.250%	5/15/41	20,000	15,400
[3,4]	United States Treasury Note/Bond	2.000%	11/15/41	47,400	34,691
[3,4]	United States Treasury Note/Bond	2.375%	2/15/42	54,700	42,598
	United States Treasury Note/Bond	3.125%	2/15/42	8,081	7,102
	United States Treasury Note/Bond	3.000%	5/15/42	6,500	5,587
	United States Treasury Note/Bond	3.250%	5/15/42	9,670	8,627
	United States Treasury Note/Bond	2.750%	8/15/42	38,075	31,370
[1]	United States Treasury Note/Bond	3.375%	8/15/42	59,730	54,196
	United States Treasury Note/Bond	2.750%	11/15/42	6,900	5,673
	United States Treasury Note/Bond	3.875%	2/15/43	29,803	29,067
	United States Treasury Note/Bond	3.125%	8/15/44	9,000	7,786
	United States Treasury Note/Bond	2.500%	5/15/46	20,000	15,369
	United States Treasury Note/Bond	2.875%	11/15/46	4,750	3,911
	United States Treasury Note/Bond	3.000%	2/15/47	20,000	16,834
	United States Treasury Note/Bond	3.000%	5/15/47	19,470	16,388
	United States Treasury Note/Bond	2.750%	8/15/47	12,000	9,649
	United States Treasury Note/Bond	2.750%	11/15/47	20,000	16,088
	United States Treasury Note/Bond	3.000%	2/15/48	30,250	25,495
	United States Treasury Note/Bond	3.125%	5/15/48	30,134	25,995
	United States Treasury Note/Bond	3.000%	8/15/48	21,854	18,436
	United States Treasury Note/Bond	3.375%	11/15/48	13,790	12,467
	United States Treasury Note/Bond	3.000%	2/15/49	15,412	13,033
	United States Treasury Note/Bond	2.875%	5/15/49	20,000	16,531
	United States Treasury Note/Bond	2.250%	8/15/49	16,000	11,625
	United States Treasury Note/Bond	1.250%	5/15/50	92,164	51,813
	United States Treasury Note/Bond	2.250%	2/15/52	19,500	14,092
	United States Treasury Note/Bond	2.875%	5/15/52	31,048	25,731
	United States Treasury Note/Bond	3.000%	8/15/52	54,900	46,682
	United States Treasury Note/Bond	3.625%	2/15/53	22,971	22,049
	United States Treasury Note/Bond	3.625%	5/15/53	970	933
					2,391,392
Agency Bonds and Notes (1.4%)
[5,6]	Federal Home Loan Mortgage Corp.	4.050%	8/28/25	117,000	113,944
Conventional Mortgage-Backed Securities (21.1%)
[5,6]	Fannie Mae Pool	3.000%	10/1/46–3/1/48	530	456
[5,6]	Fannie Mae Pool	3.500%	7/1/47–2/1/50	1,235	1,121
[5,6]	Fannie Mae Pool	4.000%	9/1/42	186	177
[5,6]	Fannie Mae Pool	5.000%	10/1/49	31	30
[5,6]	Freddie Mac Gold Pool	3.000%	8/1/47	211	182
[5,6]	Freddie Mac Gold Pool	3.500%	3/1/45–2/1/50	1,675	1,515
[5,6]	Freddie Mac Gold Pool	4.000%	7/1/39–12/1/49	7,231	6,915
[5,6]	Freddie Mac Gold Pool	4.500%	12/1/39–2/1/49	1,698	1,660
[5,6]	Freddie Mac Gold Pool	5.000%	12/1/35–6/1/40	605	613
[5,6]	Freddie Mac Gold Pool	5.500%	5/1/40	87	90
[5]	Ginnie Mae I Pool	3.000%	4/15/45	137	123
[5]	Ginnie Mae I Pool	4.000%	7/15/45–8/15/45	42	40
[5]	Ginnie Mae I Pool	4.500%	2/15/39–9/15/46	577	567
[5]	Ginnie Mae I Pool	6.000%	7/15/37	24	25
[5,7]	Ginnie Mae II Pool	2.000%	11/20/50–7/15/53	49,773	41,735
[5,7]	Ginnie Mae II Pool	2.500%	5/20/50–7/15/53	116,926	99,434
[5,7]	Ginnie Mae II Pool	3.000%	5/20/43–8/15/53	75,729	67,144
[5,7]	Ginnie Mae II Pool	3.500%	4/20/43–7/15/53	38,849	36,130
[5]	Ginnie Mae II Pool	4.000%	11/20/42–2/20/51	24,927	23,829
[5,7]	Ginnie Mae II Pool	4.500%	4/20/48–7/15/53	77,223	74,752

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7]	Ginnie Mae II Pool	5.000%	8/20/48–8/15/53	34,342	33,736
[5,6,7]	UMBS Pool	1.500%	7/25/38–7/1/51	39,934	31,602
[5,6,7]	UMBS Pool	2.000%	10/1/35–7/25/53	381,919	317,990
[5,6,7]	UMBS Pool	2.500%	10/1/35–7/25/53	282,688	240,163
[5,6,7]	UMBS Pool	3.000%	12/1/37–8/25/53	65,460	58,441
[5,6,7]	UMBS Pool	3.500%	7/1/38–7/25/53	73,479	67,621
[5,6,7]	UMBS Pool	4.000%	12/1/38–7/25/53	10,998	12,121
[5,6,7]	UMBS Pool	4.500%	4/1/39–7/25/53	156,907	153,198
[5,6,7]	UMBS Pool	5.000%	8/1/39–7/25/53	90,612	89,109
[5,6,7]	UMBS Pool	5.500%	12/1/38–7/25/53	247,499	248,232
[5,6,7]	UMBS Pool	6.000%	11/1/52–7/25/53	154,715	156,098
[5,6]	UMBS Pool	6.500%	9/1/36	6	7
					1,764,856
Nonconventional Mortgage-Backed Securities (0.5%)
[5,6]	Fannie Mae REMICS	4.500%	8/25/49	4,096	3,946
[5,6]	Freddie Mac REMICS	2.000%	1/25/52	2,342	1,281
[5,6]	Freddie Mac REMICS	2.500%	9/25/48–12/25/48	30,301	26,022
[5,6]	Freddie Mac REMICS	4.500%	10/25/44–1/25/47	12,044	11,617
[5]	Ginnie Mae REMICS	2.000%	2/20/51	1,629	1,400
					44,266
Total U.S. Government and Agency Obligations (Cost $4,485,042)					4,314,458
Asset-Backed/Commercial Mortgage-Backed Securities (5.2%)
[5]	Ally Auto Receivables Trust Series 2022-2	4.620%	10/15/25	8,739	8,701
[5]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/28	15,000	14,913
[5]	AmeriCredit Automobile Receivables Trust Series 2019-1	3.620%	3/18/25	510	508
[5]	AmeriCredit Automobile Receivables Trust Series 2020-2	2.130%	3/18/26	240	226
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	2,140	2,120
[5]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	11,540	11,448
[5]	BANK Series 2017-BNK4	3.625%	5/15/50	19	17
[5]	BANK Series 2018-BNK14	4.231%	9/15/60	15	14
[5]	BANK Series 2019-BNK23	2.846%	12/15/52	130	118
[5,8]	Bayview MSR Opportunity Master Fund Trust Series 2021-4	2.500%	10/25/51	3,277	2,634
[5]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	200	170
[5]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	320	304
[5]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	340	310
[5]	Benchmark Mortgage Trust Series 2019-B15	2.859%	12/15/72	300	272
[5]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	200	169
[5]	Capital One Prime Auto Receivables Trust Series 2022-2	3.740%	9/15/25	4,732	4,687
[5]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	860	844
[5]	CD Mortgage Trust Series 2016-CD1	3.631%	8/10/49	270	216
[5]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	60	55
[5]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	30	26
[5]	CD Mortgage Trust Series 2018-CD7	5.004%	8/15/51	100	75
[5]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	61	56
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	20	18

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.192%	9/15/50	60	50
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.259%	9/15/50	40	29
[5]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	45	42
[5,8]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	4,890	4,871
[5,8]	COMM Mortgage Trust Series 2013-CR6	3.397%	3/10/46	98	86
[5]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	7,513	7,297
[5]	COMM Mortgage Trust Series 2019-GC44	2.873%	8/15/57	150	136
[5]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	12	11
[5]	CSAIL Commercial Mortgage Trust Series 2020-C19	2.561%	3/15/53	250	207
[5]	Daimler Trucks Retail Trust Series 2022-1	5.070%	9/16/24	2,066	2,059
[5,8]	Dell Equipment Finance Trust Series 2022-2	4.030%	7/22/27	2,978	2,950
[5]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	15,020	14,959
[5]	Drive Auto Receivables Trust Series 2019-4	2.700%	2/16/27	101	100
[5]	Drive Auto Receivables Trust Series 2020-1	2.700%	5/17/27	138	135
[5]	Drive Auto Receivables Trust Series 2020-2	3.050%	5/15/28	140	137
[5,8]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/38	31	29
[5,8]	Ford Credit Auto Owner Trust Series 2018-2	3.760%	1/15/30	120	120
[5,8]	Ford Credit Auto Owner Trust Series 2020-1	2.040%	8/15/31	100	94
[5,8]	Ford Credit Auto Owner Trust Series 2020-1	2.540%	8/15/31	100	93
[5,8]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	410	389
[5,8]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	1,250	1,193
[5]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	1,100	1,066
[5,8]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	3,840	3,770
[5]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	1,530	1,520
[5]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	2.120%	9/15/25	230	228
[5,8,9]	FREMF Mortgage Trust Series 2015-K42	0.100%	1/25/48	1,015,924	1,118
[5,8]	GCAT Trust Series 2022-INV1	3.000%	12/25/51	29,220	24,618
[5,8]	GCAT Trust Series 2022-INV3	4.000%	8/25/52	7,480	6,697
[5,8]	GCAT Trust Series 2022-INV3	4.500%	8/25/52	5,011	4,585
[5]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.500%	9/16/25	3,865	3,832
[5]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.600%	11/17/25	9,483	9,425
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	50	49
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	5.320%	10/16/28	2,080	2,038

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,8]	GM Financial Revolving Receivables Trust Series 2021-1	1.490%	6/12/34	70	62
[5,8]	GM Financial Revolving Receivables Trust Series 2021-1	1.670%	6/12/34	120	104
[5,8]	GMF Floorplan Owner Revolving Trust Series 2020-1	1.480%	8/15/25	120	120
[5,8]	GMF Floorplan Owner Revolving Trust Series 2023-1	5.340%	6/15/28	5,370	5,360
[5]	GS Mortgage Securities Trust Series 2014-GC24	3.666%	9/10/47	6,807	6,581
[5]	GS Mortgage Securities Trust Series 2014-GC24	4.657%	9/10/47	150	116
[5]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	150	137
[5]	GS Mortgage Securities Trust Series 2020-GC45	2.843%	2/13/53	325	295
[5]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	630	539
[5,8]	GS Mortgage-Backed Securities Trust Series 2021-PJ7	2.500%	1/25/52	4,281	3,452
[5,8]	GS Mortgage-Backed Securities Trust Series 2022-PJ3	3.000%	8/25/52	1,014	843
[5,8]	GS Mortgage-Backed Securities Trust Series 2022-PJ6	3.000%	1/25/53	31,283	26,024
[5,8]	Hertz Vehicle Financing III LLC Series 2022-1A	2.630%	6/25/26	160	148
[5,8]	Hertz Vehicle Financing III LP Series 2021-2A	1.680%	12/27/27	100	87
[5]	Honda Auto Receivables Owner Trust Series 2022-2	3.810%	3/18/25	2,070	2,054
[5]	Hyundai Auto Receivables Trust Series 2022-B	3.640%	5/15/25	4,468	4,433
[5]	John Deere Owner Trust Series 2022-B	3.730%	6/16/25	2,192	2,175
[5]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	1,500	1,494
[5,8]	JP Morgan Mortgage Trust Series 2021-6	2.500%	10/25/51	2,751	2,204
[5,8]	JP Morgan Mortgage Trust Series 2021-15	3.000%	6/25/52	24,266	20,414
[5,8]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/52	1,442	1,213
[5,8]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/52	1,405	1,182
[5,8]	JP Morgan Mortgage Trust Series 2022-1	3.000%	7/25/52	6,828	5,714
[5,8]	JP Morgan Mortgage Trust Series 2022-4	3.000%	10/25/52	2,318	1,950
[5,8]	JP Morgan Mortgage Trust Series 2022-INV1	3.000%	3/25/52	24,386	20,515
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	60	55
[5]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	50	47
[5,8]	Kubota Credit Owner Trust Series 2022-2A	4.070%	6/17/25	4,538	4,486
[5,8]	Laurel Road Prime Student Loan Trust Series 2017-C	2.810%	11/25/42	12	11
[5,8]	Laurel Road Prime Student Loan Trust Series 2018-B	3.540%	5/26/43	26	26
[5,8]	Mello Mortgage Capital Acceptance Series 2021-INV1	2.500%	6/25/51	3,917	3,153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,8]	Mello Mortgage Capital Acceptance Series 2021-MTG2	2.500%	6/25/51	1,445	1,145
[5]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	850	830
[5,8]	MMAF Equipment Finance LLC Series 2018-A	3.610%	3/10/42	15	15
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.200%	7/15/46	200	151
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	5.021%	4/15/47	150	145
[5,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/53	56,845	50,556
[5,8]	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV	3.277%	10/15/30	962	744
[5,8]	Navient Private Education Loan Trust Series 2017-A	2.880%	12/16/58	19	19
[5,8]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/59	144	139
[5,8]	New Residential Mortgage Loan Trust Series 2021-INV2	3.000%	9/25/51	7,989	6,631
[5,8]	OBX Trust Series 2022-INV5	4.000%	10/25/52	5,840	5,253
[5,8]	OBX Trust Series 2022-J2	3.000%	8/25/52	16,979	14,283
[5,8]	OBX Trust Series 2022-J2	3.000%	8/25/52	19	15
[5,8]	OBX Trust Series 2022-J2	3.500%	8/25/52	24,623	21,476
[5,8]	OBX Trust Series 2022-J2	3.500%	8/25/52	28	24
[5,8]	Palisades Center Trust Series 2016-PLSD	2.713%	4/13/33	500	288
[5,8,10]	Pepper Residential Securities Trust No. 22 Series 22A, 1M USD LIBOR + 1.000%	6.157%	6/20/60	11	11
[5,8,10]	Pepper Residential Securities Trust No. 23 Series 23A, 1M USD LIBOR + 0.950%	6.107%	8/18/60	16	16
[5,8]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	1,780	1,760
[5,8,10]	PHEAA Student Loan Trust Series 2016-2A, 1M USD LIBOR + 0.950%	6.100%	11/25/65	42	42
[5,8]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	139	127
[5,8]	Progress Residential Trust Series 2022-SFR3	3.600%	4/17/39	100	91
[5,8]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	119	113
[5,8]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/39	100	95
[5,8]	RCKT Mortgage Trust Series 2021-3	2.500%	7/25/51	3,982	3,206
[5,8]	RCKT Mortgage Trust Series 2022-4	3.500%	6/25/52	13,328	11,625
[5,8,10]	RESIMAC MBS Trust Series 2018-2A, 1M USD LIBOR + 0.850%	6.072%	4/10/50	1	1
[5]	Santander Drive Auto Receivables Trust Series 2022-4	4.140%	2/16/27	8,110	8,000
[5]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	840	819
[5,8]	Santander Retail Auto Lease Trust Series 2020-B	1.980%	10/20/25	800	775
[5,8]	SFS Auto Receivables Securitization Trust Series 2023-1A	5.470%	12/20/29	1,820	1,813
[5,8]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	57	55
[5,8]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	78	75
[5,8]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	177	169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,8]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	242	232
[5,8]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	17	17
[5,8]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	30	29
[5,8]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	800	760
[5,8]	Trinity Rail Leasing LLC Series 2018-1A	4.620%	6/17/48	440	412
[5,8]	USAA Auto Owner Trust Series 2022-A	4.600%	2/18/25	5,509	5,491
[5,8]	UWM Mortgage Trust Series 2021-INV3	2.500%	11/25/51	4,181	3,382
[5]	Verizon Master Trust Series 2022-5	3.720%	7/20/27	3,560	3,516
[5]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	9,540	9,517
[5]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	4,260	4,249
[5]	Wells Fargo Commercial Mortgage Trust Series 2013-LC12	4.435%	7/15/46	450	447
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.925%	4/15/50	6,600	6,304
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	42	39
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.514%	3/15/51	50	39
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	30	28
[5]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.829%	3/15/47	4,917	4,870
[5]	World Omni Auto Receivables Trust Series 2022-C	3.730%	3/16/26	4,494	4,443
[5]	World Omni Auto Receivables Trust Series 2022-D	5.510%	3/16/26	4,584	4,576
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $462,041)					435,686
Corporate Bonds (37.9%)
Communications (2.7%)
	Alphabet Inc.	2.250%	8/15/60	1,930	1,172
[11]	AT&T Inc.	3.550%	11/18/25	11,500	12,389
	AT&T Inc.	3.800%	2/15/27	12,130	11,593
	AT&T Inc.	4.350%	3/1/29	933	896
[5]	AT&T Inc.	4.300%	2/15/30	1,685	1,600
	AT&T Inc.	5.400%	2/15/34	10,505	10,531
	AT&T Inc.	4.500%	5/15/35	700	643
	AT&T Inc.	4.900%	8/15/37	500	469
[5,12]	AT&T Inc.	7.000%	4/30/40	1,500	2,005
	AT&T Inc.	4.300%	12/15/42	6,240	5,299
	AT&T Inc.	3.500%	9/15/53	3,650	2,584
	AT&T Inc.	3.550%	9/15/55	4,238	2,967
	AT&T Inc.	3.800%	12/1/57	4,000	2,893
	AT&T Inc.	3.650%	9/15/59	567	394
[8]	Cable One Inc.	4.000%	11/15/30	70	55
[8]	CCO Holdings LLC	6.375%	9/1/29	30	28
[8]	CCO Holdings LLC	4.750%	3/1/30	890	762
	Charter Communications Operating LLC	4.908%	7/23/25	589	578
	Charter Communications Operating LLC	2.250%	1/15/29	200	167
	Charter Communications Operating LLC	5.050%	3/30/29	1,480	1,411
	Charter Communications Operating LLC	3.500%	3/1/42	3,580	2,385
	Charter Communications Operating LLC	6.484%	10/23/45	2,100	1,977
	Charter Communications Operating LLC	4.800%	3/1/50	1,390	1,046

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	1,351	1,121
	Comcast Corp.	5.250%	11/7/25	1,810	1,820
	Comcast Corp.	3.150%	3/1/26	452	433
[11]	Comcast Corp.	0.000%	9/14/26	4,200	4,049
	Comcast Corp.	2.350%	1/15/27	445	409
	Comcast Corp.	3.150%	2/15/28	468	437
	Comcast Corp.	4.150%	10/15/28	2,303	2,232
	Comcast Corp.	3.400%	4/1/30	229	211
[12]	Comcast Corp.	1.875%	2/20/36	1,100	931
	Comcast Corp.	6.550%	7/1/39	4,080	4,596
	Comcast Corp.	3.250%	11/1/39	1,990	1,579
	Comcast Corp.	3.750%	4/1/40	3,800	3,201
	Comcast Corp.	4.650%	7/15/42	1,200	1,107
	Comcast Corp.	4.700%	10/15/48	168	158
	Comcast Corp.	3.450%	2/1/50	1,500	1,145
	Comcast Corp.	2.650%	8/15/62	300	178
	Comcast Corp.	2.987%	11/1/63	5,000	3,168
[8]	CSC Holdings LLC	5.750%	1/15/30	295	139
[8]	CSC Holdings LLC	4.625%	12/1/30	460	205
[8]	CSC Holdings LLC	3.375%	2/15/31	255	174
[8]	Directv Financing LLC	5.875%	8/15/27	245	222
	Discovery Communications LLC	3.900%	11/15/24	35	34
	Discovery Communications LLC	5.000%	9/20/37	1,600	1,368
	Discovery Communications LLC	4.000%	9/15/55	2,000	1,325
[8]	DISH DBS Corp.	5.250%	12/1/26	290	234
[8]	DISH DBS Corp.	5.750%	12/1/28	160	120
	DISH DBS Corp.	5.125%	6/1/29	370	173
[8]	DISH Network Corp.	11.750%	11/15/27	385	376
[8]	Frontier Communications Holdings LLC	5.000%	5/1/28	230	198
[8]	Frontier Communications Holdings LLC	6.000%	1/15/30	140	103
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	2,040	1,489
[8]	Level 3 Financing Inc.	3.400%	3/1/27	30	25
[8]	Level 3 Financing Inc.	4.250%	7/1/28	295	190
[8]	Level 3 Financing Inc.	3.625%	1/15/29	245	147
[8]	Level 3 Financing Inc.	3.875%	11/15/29	80	64
[8]	Level 3 Financing Inc.	10.500%	5/15/30	70	71
[8]	Lumen Technologies Inc.	4.000%	2/15/27	75	56
	Meta Platforms Inc.	4.600%	5/15/28	16,820	16,644
	Meta Platforms Inc.	5.750%	5/15/63	4,220	4,363
	Netflix Inc.	4.875%	4/15/28	3,405	3,369
	Netflix Inc.	5.875%	11/15/28	990	1,026
[11]	Netflix Inc.	4.625%	5/15/29	2,500	2,754
	Netflix Inc.	6.375%	5/15/29	1,960	2,073
[8]	News Corp.	3.875%	5/15/29	500	441
[8]	Nexstar Media Inc.	4.750%	11/1/28	805	698
	Paramount Global	4.750%	5/15/25	1,108	1,082
	Paramount Global	4.850%	7/1/42	3,042	2,262
	Paramount Global	4.375%	3/15/43	1,640	1,159
	Paramount Global	4.950%	5/19/50	2,669	2,001
[8]	Rogers Communications Inc.	3.800%	3/15/32	2,140	1,871
[8]	Rogers Communications Inc.	4.550%	3/15/52	2,040	1,650
[8]	Scripps Escrow II Inc.	5.375%	1/15/31	115	81
[8]	Scripps Escrow Inc.	5.875%	7/15/27	280	228
[8]	Sirius XM Radio Inc.	5.000%	8/1/27	70	65
[8]	Sky Ltd.	3.750%	9/16/24	200	195
	Sprint Capital Corp.	8.750%	3/15/32	4,000	4,835
	Telefonica Emisiones SA	4.103%	3/8/27	3,000	2,878

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Telefonica Emisiones SA	4.665%	3/6/38	4,056	3,440
	Time Warner Cable LLC	4.500%	9/15/42	6,620	4,941
	T-Mobile USA Inc.	2.625%	2/15/29	5,805	5,041
	T-Mobile USA Inc.	3.375%	4/15/29	4,770	4,289
	T-Mobile USA Inc.	3.875%	4/15/30	1,224	1,128
	T-Mobile USA Inc.	2.875%	2/15/31	1,755	1,488
	T-Mobile USA Inc.	5.050%	7/15/33	6,340	6,225
	T-Mobile USA Inc.	3.600%	11/15/60	2,442	1,714
	T-Mobile USA Inc.	5.800%	9/15/62	3,740	3,795
[5]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	400	351
[8]	Univision Communications Inc.	7.375%	6/30/30	225	214
[8]	UPC Broadband Finco BV	4.875%	7/15/31	225	186
	Verizon Communications Inc.	4.125%	3/16/27	458	445
	Verizon Communications Inc.	4.329%	9/21/28	200	193
[11]	Verizon Communications Inc.	0.375%	3/22/29	1,700	1,522
[11]	Verizon Communications Inc.	4.250%	10/31/30	539	594
[5,11]	Verizon Communications Inc.	2.875%	1/15/38	600	556
	Verizon Communications Inc.	2.650%	11/20/40	850	591
	Verizon Communications Inc.	3.400%	3/22/41	3,006	2,319
	Verizon Communications Inc.	3.850%	11/1/42	2,693	2,173
	Verizon Communications Inc.	4.862%	8/21/46	3,000	2,749
	Verizon Communications Inc.	3.875%	3/1/52	2,020	1,585
	Verizon Communications Inc.	3.000%	11/20/60	1,800	1,127
	Verizon Communications Inc.	3.700%	3/22/61	2,065	1,502
[8]	Videotron Ltd.	3.625%	6/15/29	365	316
	Vodafone Group plc	6.150%	2/27/37	2,850	2,985
[5,11]	Vodafone Group plc	2.500%	5/24/39	1,300	1,132
	Vodafone Group plc	4.375%	2/19/43	2,000	1,679
[8]	VZ Secured Financing BV	5.000%	1/15/32	370	298
	Walt Disney Co.	1.750%	1/13/26	439	406
	Walt Disney Co.	3.375%	11/15/26	375	357
	Walt Disney Co.	2.000%	9/1/29	273	232
	Walt Disney Co.	3.500%	5/13/40	1,200	990
	Walt Disney Co.	4.700%	3/23/50	1,000	956
	Walt Disney Co.	3.600%	1/13/51	825	656
	Warnermedia Holdings Inc.	3.428%	3/15/24	3,910	3,832
	Warnermedia Holdings Inc.	3.755%	3/15/27	9,640	8,995
	Warnermedia Holdings Inc.	5.050%	3/15/42	3,821	3,206
	Warnermedia Holdings Inc.	5.141%	3/15/52	1,250	1,019
	Warnermedia Holdings Inc.	5.391%	3/15/62	4,340	3,527
[8]	WMG Acquisition Corp.	3.750%	12/1/29	840	728
[8]	Zayo Group Holdings Inc.	4.000%	3/1/27	250	177
					226,666
Consumer Discretionary (1.5%)
	Advance Auto Parts Inc.	5.900%	3/9/26	1,035	1,023
	Advance Auto Parts Inc.	5.950%	3/9/28	1,085	1,070
	Amazon.com Inc.	3.150%	8/22/27	692	651
	Amazon.com Inc.	4.700%	12/1/32	10,583	10,662
	Amazon.com Inc.	3.875%	8/22/37	1,750	1,598
	Amazon.com Inc.	3.950%	4/13/52	1,685	1,465
	American Honda Finance Corp.	4.750%	1/12/26	4,085	4,066
	Asbury Automotive Group Inc.	4.500%	3/1/28	961	885
	AutoZone Inc.	4.500%	2/1/28	5,005	4,882
	AutoZone Inc.	4.000%	4/15/30	1,190	1,106
	AutoZone Inc.	1.650%	1/15/31	831	648
[8]	Boyne USA Inc.	4.750%	5/15/29	50	45
[8]	Caesars Resort Collection LLC	5.750%	7/1/25	294	298
[8]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	560	531

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Carnival Corp.	5.750%	3/1/27	665	612
[8]	Carnival Corp.	9.875%	8/1/27	100	104
[8]	Carnival Corp.	4.000%	8/1/28	610	540
[8]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	115	126
[8]	Cedar Fair LP	5.500%	5/1/25	289	287
[8]	Churchill Downs Inc.	5.500%	4/1/27	390	377
[8]	Churchill Downs Inc.	4.750%	1/15/28	298	277
[8]	Clarios Global LP	6.750%	5/15/25	46	46
[8]	Clarios Global LP	8.500%	5/15/27	310	311
[8]	Clarios Global LP	6.750%	5/15/28	17	17
	Dana Inc.	4.500%	2/15/32	540	448
	eBay Inc.	5.900%	11/22/25	1,795	1,816
	eBay Inc.	5.950%	11/22/27	1,805	1,849
	eBay Inc.	6.300%	11/22/32	3,525	3,702
	Ford Motor Co.	9.625%	4/22/30	20	23
	Ford Motor Credit Co. LLC	2.700%	8/10/26	70	63
	Ford Motor Credit Co. LLC	4.950%	5/28/27	1,085	1,024
	Ford Motor Credit Co. LLC	4.125%	8/17/27	100	91
	Ford Motor Credit Co. LLC	3.815%	11/2/27	365	327
	Ford Motor Credit Co. LLC	6.800%	5/12/28	555	556
	Ford Motor Credit Co. LLC	2.900%	2/10/29	845	700
	Ford Motor Credit Co. LLC	7.200%	6/10/30	205	207
	General Motors Co.	6.125%	10/1/25	1,000	1,007
	General Motors Co.	5.200%	4/1/45	1,600	1,364
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,242	1,201
	General Motors Financial Co. Inc.	2.900%	2/26/25	157	149
	General Motors Financial Co. Inc.	4.350%	4/9/25	103	100
	General Motors Financial Co. Inc.	2.750%	6/20/25	1,770	1,668
	General Motors Financial Co. Inc.	6.050%	10/10/25	8,880	8,905
	General Motors Financial Co. Inc.	1.250%	1/8/26	3,000	2,680
	General Motors Financial Co. Inc.	1.500%	6/10/26	1,080	955
	General Motors Financial Co. Inc.	2.400%	10/15/28	1,000	848
	General Motors Financial Co. Inc.	5.850%	4/6/30	3,780	3,747
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	125	113
[8]	Hanesbrands Inc.	9.000%	2/15/31	60	60
[8]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	3,170	2,843
	Home Depot Inc.	3.900%	12/6/28	167	162
	Home Depot Inc.	2.950%	6/15/29	1,583	1,442
	Home Depot Inc.	2.700%	4/15/30	480	427
	Home Depot Inc.	3.250%	4/15/32	2,405	2,161
	Home Depot Inc.	5.950%	4/1/41	3,290	3,620
	Home Depot Inc.	4.250%	4/1/46	720	638
	Home Depot Inc.	3.900%	6/15/47	100	85
	Home Depot Inc.	4.500%	12/6/48	500	464
	Home Depot Inc.	3.125%	12/15/49	750	549
	Home Depot Inc.	4.950%	9/15/52	1,165	1,156
	Home Depot Inc.	3.500%	9/15/56	1,660	1,279
[8]	Lithia Motors Inc.	4.625%	12/15/27	285	266
[8]	Lithia Motors Inc.	3.875%	6/1/29	1,180	1,028
[8]	Lithia Motors Inc.	4.375%	1/15/31	20	17
[8]	Live Nation Entertainment Inc.	5.625%	3/15/26	20	20
[8]	Live Nation Entertainment Inc.	6.500%	5/15/27	900	905
[8]	Live Nation Entertainment Inc.	3.750%	1/15/28	15	13
	Lowe's Cos. Inc.	3.100%	5/3/27	880	822
	Lowe's Cos. Inc.	1.300%	4/15/28	1,050	888
	Lowe's Cos. Inc.	1.700%	9/15/28	1,840	1,565
	Lowe's Cos. Inc.	4.450%	4/1/62	3,165	2,549
[8]	Mattel Inc.	3.375%	4/1/26	250	230

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Mattel Inc.	5.875%	12/15/27	265	260
[8]	Mattel Inc.	3.750%	4/1/29	40	35
[5,11]	Mercedes-Benz Finance Canada Inc.	3.000%	2/23/27	4,198	4,454
[8]	Meritage Homes Corp.	3.875%	4/15/29	455	404
[8]	NCL Corp. Ltd.	5.875%	2/15/27	314	305
[8]	NCL Corp. Ltd.	7.750%	2/15/29	178	170
	Newell Brands Inc.	6.375%	9/15/27	125	120
	Newell Brands Inc.	6.625%	9/15/29	265	254
[8]	Nissan Motor Acceptance Co. LLC	1.050%	3/8/24	3,000	2,884
[8]	Nissan Motor Co. Ltd.	3.043%	9/15/23	7,100	7,051
[8]	Nissan Motor Co. Ltd.	4.810%	9/17/30	70	61
[8]	Penn Entertainment Inc.	5.625%	1/15/27	85	80
[8]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	26	28
[8]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	60	63
[8]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	42	43
	Stanley Black & Decker Inc.	3.400%	3/1/26	265	251
	Starbucks Corp.	3.500%	11/15/50	600	456
[8]	Studio City Co. Ltd.	7.000%	2/15/27	240	226
[5]	Toyota Motor Credit Corp.	1.900%	1/13/27	4,045	3,654
[5]	Toyota Motor Credit Corp.	3.050%	3/22/27	3,775	3,538
[5,11]	Toyota Motor Credit Corp.	0.125%	11/5/27	4,746	4,428
	Toyota Motor Credit Corp.	3.650%	1/8/29	279	263
[8]	Vail Resorts Inc.	6.250%	5/15/25	1,501	1,503
[5,11]	Volkswagen Leasing GmbH	0.375%	7/20/26	6,000	5,796
[8]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	125	114
					124,800
Consumer Staples (1.9%)
	Altria Group Inc.	2.350%	5/6/25	880	828
	Altria Group Inc.	4.400%	2/14/26	2,570	2,516
	Altria Group Inc.	2.450%	2/4/32	2,945	2,303
	Altria Group Inc.	5.800%	2/14/39	2,000	1,955
	Altria Group Inc.	3.400%	2/4/41	3,000	2,098
	Altria Group Inc.	5.375%	1/31/44	325	306
	Altria Group Inc.	5.950%	2/14/49	135	128
	Altria Group Inc.	4.450%	5/6/50	300	221
[5]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	3,090	3,009
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	4,250	3,902
[5,11]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	2,200	2,158
[5,11]	Anheuser-Busch InBev SA/NV	3.700%	4/2/40	700	725
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	8,890	8,857
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	6,230	6,455
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,000	919
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,117	1,090
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	2,300	1,925
	BAT Capital Corp.	3.215%	9/6/26	200	186
	BAT Capital Corp.	3.557%	8/15/27	13,180	12,134
	BAT Capital Corp.	4.390%	8/15/37	4,050	3,236
	BAT Capital Corp.	4.540%	8/15/47	2,930	2,162
	BAT Capital Corp.	3.984%	9/25/50	975	657
	BAT International Finance plc	1.668%	3/25/26	70	63
[5,12]	BAT International Finance plc	4.000%	9/4/26	5,200	6,023
[5,11]	BAT Netherlands Finance BV	5.375%	2/16/31	600	652
	Coca-Cola Co.	3.000%	3/5/51	1,800	1,371
	Constellation Brands Inc.	2.875%	5/1/30	4,000	3,473
	Diageo Capital plc	5.500%	1/24/33	850	899
[8]	Energizer Holdings Inc.	4.750%	6/15/28	529	472
[11]	General Mills Inc.	3.907%	4/13/29	1,322	1,442
	General Mills Inc.	2.875%	4/15/30	165	147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Mills Inc.	2.250%	10/14/31	40	33
	Haleon US Capital LLC	3.625%	3/24/32	3,790	3,399
	Haleon US Capital LLC	4.000%	3/24/52	483	401
	Hershey Co.	4.500%	5/4/33	2,140	2,126
	Hormel Foods Corp.	1.700%	6/3/28	1,160	1,008
	Hormel Foods Corp.	1.800%	6/11/30	275	230
	J M Smucker Co.	2.125%	3/15/32	85	68
	J M Smucker Co.	4.375%	3/15/45	2,000	1,729
[8]	JBS USA LUX SA	5.750%	4/1/33	6,200	5,839
[8]	Kenvue Inc.	5.100%	3/22/43	3,385	3,440
	Keurig Dr Pepper Inc.	4.597%	5/25/28	6,905	6,767
[5]	Kimberly-Clark de Mexico SAB de CV	3.250%	3/12/25	7,000	6,752
	Kraft Heinz Foods Co.	4.875%	10/1/49	2,555	2,330
	Kroger Co.	2.200%	5/1/30	1,000	828
	Kroger Co.	3.875%	10/15/46	3,125	2,409
[8]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	5,000	4,396
	Mondelez International Inc.	2.750%	4/13/30	1,289	1,130
	Mondelez International Inc.	1.500%	2/4/31	2,600	2,044
[8]	Nestle Holdings Inc.	1.000%	9/15/27	2,500	2,147
[8]	Nestle Holdings Inc.	4.000%	9/24/48	150	132
	PepsiCo Inc.	2.625%	7/29/29	3,025	2,726
	PepsiCo Inc.	4.450%	4/14/46	1,000	964
[8]	Performance Food Group Inc.	6.875%	5/1/25	65	65
[8]	Performance Food Group Inc.	4.250%	8/1/29	80	71
	Philip Morris International Inc.	5.000%	11/17/25	4,610	4,588
	Philip Morris International Inc.	5.125%	11/17/27	3,655	3,667
	Philip Morris International Inc.	5.625%	11/17/29	3,000	3,057
	Philip Morris International Inc.	5.125%	2/15/30	2,860	2,829
	Philip Morris International Inc.	2.100%	5/1/30	200	166
	Philip Morris International Inc.	5.750%	11/17/32	2,830	2,900
[11]	Philip Morris International Inc.	1.450%	8/1/39	1,700	1,135
	Philip Morris International Inc.	4.250%	11/10/44	2,050	1,706
[11]	Procter & Gamble Co.	3.250%	8/2/31	3,890	4,200
	Reynolds American Inc.	4.450%	6/12/25	529	514
	Target Corp.	4.800%	1/15/53	1,190	1,138
	Unilever Capital Corp.	2.125%	9/6/29	294	254
[8]	United Natural Foods Inc.	6.750%	10/15/28	153	127
	Walmart Inc.	3.950%	6/28/38	3,685	3,400
	Walmart Inc.	4.500%	4/15/53	9,265	9,035
					162,062
Energy (1.9%)
[8]	Antero Resources Corp.	5.375%	3/1/30	140	130
[5]	BP Capital Markets America Inc.	3.119%	5/4/26	679	647
[5]	BP Capital Markets America Inc.	3.017%	1/16/27	248	233
	BP Capital Markets America Inc.	3.543%	4/6/27	3,000	2,867
	BP Capital Markets America Inc.	4.234%	11/6/28	6,933	6,741
	BP Capital Markets America Inc.	2.721%	1/12/32	2,475	2,104
	BP Capital Markets America Inc.	2.939%	6/4/51	2,400	1,644
	BP Capital Markets America Inc.	3.001%	3/17/52	800	553
	BP Capital Markets plc	3.279%	9/19/27	278	262
	Canadian Natural Resources Ltd.	2.950%	7/15/30	2,000	1,719
	Canadian Natural Resources Ltd.	6.250%	3/15/38	670	683
[5]	Canadian Natural Resources Ltd.	4.950%	6/1/47	650	581
	Cenovus Energy Inc.	6.750%	11/15/39	500	526
	Cenovus Energy Inc.	5.400%	6/15/47	1,000	906
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	705	640
	Cheniere Energy Inc.	4.625%	10/15/28	305	285

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cheniere Energy Partners LP	4.000%	3/1/31	450	396
	Cheniere Energy Partners LP	3.250%	1/31/32	2,800	2,310
[8]	Cheniere Energy Partners LP	5.950%	6/30/33	3,205	3,218
	Chevron USA Inc.	3.250%	10/15/29	1,000	926
[8]	Civitas Resources Inc.	8.750%	7/1/31	135	137
	ConocoPhillips Co.	6.950%	4/15/29	1,000	1,101
	ConocoPhillips Co.	4.300%	11/15/44	265	234
	ConocoPhillips Co.	3.800%	3/15/52	5,000	4,060
	ConocoPhillips Co.	5.300%	5/15/53	4,945	5,032
[8]	Continental Resources Inc.	2.268%	11/15/26	2,000	1,779
	Continental Resources Inc.	4.375%	1/15/28	425	399
	Coterra Energy Inc.	3.900%	5/15/27	655	618
	Coterra Energy Inc.	4.375%	3/15/29	2,440	2,277
[8]	CrownRock LP	5.625%	10/15/25	205	202
	DCP Midstream Operating LP	5.625%	7/15/27	59	59
	DCP Midstream Operating LP	5.125%	5/15/29	350	342
	Devon Energy Corp.	5.875%	6/15/28	307	306
	Devon Energy Corp.	5.600%	7/15/41	200	188
	Diamondback Energy Inc.	3.125%	3/24/31	215	184
	Diamondback Energy Inc.	6.250%	3/15/33	3,590	3,718
[8]	DT Midstream Inc.	4.125%	6/15/29	455	399
[8]	DT Midstream Inc.	4.375%	6/15/31	315	272
[5]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	66	64
	Enbridge Energy Partners LP	5.500%	9/15/40	125	118
	Enbridge Inc.	2.500%	2/14/25	920	875
	Enbridge Inc.	3.125%	11/15/29	450	398
[8]	Endeavor Energy Resources LP	5.750%	1/30/28	105	103
	Energy Transfer LP	3.900%	5/15/24	280	275
	Energy Transfer LP	4.400%	3/15/27	6,067	5,808
	Energy Transfer LP	3.750%	5/15/30	1,420	1,284
	Energy Transfer LP	5.750%	2/15/33	2,470	2,486
	Energy Transfer LP	6.050%	6/1/41	700	675
	Energy Transfer LP	6.500%	2/1/42	1,400	1,415
	Energy Transfer LP	5.300%	4/1/44	1,825	1,573
	Energy Transfer LP	5.150%	3/15/45	1,520	1,309
	Energy Transfer LP	6.250%	4/15/49	400	391
[8]	EnLink Midstream LLC	5.625%	1/15/28	100	97
	EnLink Midstream LLC	5.375%	6/1/29	260	248
	Enterprise Products Operating LLC	5.350%	1/31/33	2,195	2,233
	Enterprise Products Operating LLC	5.950%	2/1/41	380	397
	Enterprise Products Operating LLC	4.850%	3/15/44	2,400	2,213
	Enterprise Products Operating LLC	5.100%	2/15/45	2,000	1,908
	Enterprise Products Operating LLC	4.900%	5/15/46	860	793
	Enterprise Products Operating LLC	3.700%	1/31/51	1,000	767
	EOG Resources Inc.	3.900%	4/1/35	200	179
[8]	EQM Midstream Partners LP	7.500%	6/1/27	150	152
[8]	EQM Midstream Partners LP	6.500%	7/1/27	155	153
	EQM Midstream Partners LP	5.500%	7/15/28	295	279
[8]	EQM Midstream Partners LP	7.500%	6/1/30	147	148
[8]	EQT Corp.	3.125%	5/15/26	150	138
	EQT Corp.	3.900%	10/1/27	2,198	2,039
	EQT Corp.	5.000%	1/15/29	330	311
	Exxon Mobil Corp.	4.227%	3/19/40	2,235	2,059
	Exxon Mobil Corp.	4.114%	3/1/46	1,000	880
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	13,355	10,795
	Genesis Energy LP	6.500%	10/1/25	39	38
	Helmerich & Payne Inc.	2.900%	9/29/31	2,670	2,154
	Hess Corp.	7.300%	8/15/31	185	203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Hilcorp Energy I LP	5.750%	2/1/29	80	73
[8]	Hilcorp Energy I LP	6.000%	2/1/31	95	85
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	2,891	2,851
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	800	730
	Kinder Morgan Inc.	4.800%	2/1/33	1,740	1,646
	MPLX LP	1.750%	3/1/26	2,000	1,817
	MPLX LP	4.500%	4/15/38	1,850	1,594
	MPLX LP	4.950%	3/14/52	1,500	1,275
	MPLX LP	5.650%	3/1/53	476	445
	NuStar Logistics LP	6.375%	10/1/30	230	221
	Occidental Petroleum Corp.	5.550%	3/15/26	200	197
	Occidental Petroleum Corp.	8.500%	7/15/27	412	445
	Occidental Petroleum Corp.	6.375%	9/1/28	1,860	1,896
	Occidental Petroleum Corp.	6.625%	9/1/30	1,630	1,694
	Occidental Petroleum Corp.	6.125%	1/1/31	993	1,008
	Occidental Petroleum Corp.	7.500%	5/1/31	1,165	1,272
	Occidental Petroleum Corp.	6.450%	9/15/36	440	453
	Occidental Petroleum Corp.	6.600%	3/15/46	160	165
	ONEOK Inc.	3.400%	9/1/29	500	437
	ONEOK Inc.	5.200%	7/15/48	435	372
	ONEOK Partners LP	6.125%	2/1/41	1,355	1,310
	Ovintiv Inc.	5.650%	5/15/25	6,685	6,639
[8]	Permian Resources Operating LLC	7.750%	2/15/26	210	212
[8]	Permian Resources Operating LLC	5.875%	7/1/29	615	580
	Phillips 66	4.650%	11/15/34	1,035	978
	Phillips 66 Co.	3.605%	2/15/25	305	294
	Phillips 66 Co.	3.150%	12/15/29	2,569	2,242
	Pioneer Natural Resources Co.	1.900%	8/15/30	2,000	1,622
	Pioneer Natural Resources Co.	2.150%	1/15/31	1,520	1,245
	Plains All American Pipeline LP	3.550%	12/15/29	1,000	881
	Plains All American Pipeline LP	4.900%	2/15/45	410	332
[5]	QazaqGaz NC JSC	4.375%	9/26/27	1,269	1,181
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	570	568
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,669	1,683
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	2,964	2,811
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	2,000	1,902
	Shell International Finance BV	2.375%	11/7/29	985	864
	Shell International Finance BV	2.750%	4/6/30	4,390	3,929
	Shell International Finance BV	4.550%	8/12/43	500	463
	Shell International Finance BV	4.375%	5/11/45	500	451
	Shell International Finance BV	3.750%	9/12/46	550	449
	Shell International Finance BV	3.125%	11/7/49	1,300	947
	Suncor Energy Inc.	6.500%	6/15/38	855	889
[8]	Tap Rock Resources LLC	7.000%	10/1/26	420	432
	Targa Resources Partners LP	6.500%	7/15/27	120	120
	Targa Resources Partners LP	5.000%	1/15/28	1,500	1,436
	Targa Resources Partners LP	6.875%	1/15/29	655	668
	Targa Resources Partners LP	4.875%	2/1/31	1,500	1,386
	TransCanada PipeLines Ltd.	4.625%	3/1/34	1,155	1,060
	TransCanada PipeLines Ltd.	6.200%	10/15/37	900	936
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	75	71
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	780	694
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	400	340
[8]	Transocean Inc.	8.750%	2/15/30	165	168
[8]	Transocean Titan Financing Ltd.	8.375%	2/1/28	105	107
[8]	Valaris Ltd.	8.375%	4/30/30	40	40
	Valero Energy Corp.	4.350%	6/1/28	205	196
	Valero Energy Corp.	3.650%	12/1/51	2,000	1,402

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	475	415
[8]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	85	84
[8]	Venture Global LNG Inc.	8.125%	6/1/28	115	117
[8]	Venture Global LNG Inc.	8.375%	6/1/31	310	313
	Western Midstream Operating LP	4.500%	3/1/28	1,198	1,131
	Western Midstream Operating LP	4.750%	8/15/28	2,614	2,484
	Williams Cos. Inc.	4.650%	8/15/32	2,100	1,989
	Williams Cos. Inc.	6.300%	4/15/40	200	210
	Williams Cos. Inc.	5.100%	9/15/45	535	482
					161,065
Financials (14.2%)
[11]	ABN AMRO Bank NV	0.600%	1/15/27	6,000	5,742
[5,11]	ABN AMRO Bank NV	5.125%	2/22/33	2,200	2,345
	AerCap Ireland Capital DAC	1.150%	10/29/23	4,802	4,728
	AerCap Ireland Capital DAC	1.650%	10/29/24	7,000	6,576
	AerCap Ireland Capital DAC	2.450%	10/29/26	847	757
	AerCap Ireland Capital DAC	3.650%	7/21/27	332	305
	AerCap Ireland Capital DAC	4.625%	10/15/27	1,231	1,171
	AerCap Ireland Capital DAC	3.000%	10/29/28	9,235	8,010
	AerCap Ireland Capital DAC	3.300%	1/30/32	2,450	2,003
	AerCap Ireland Capital DAC	3.850%	10/29/41	2,700	2,055
	Aflac Inc.	4.750%	1/15/49	850	793
[5]	Air Lease Corp.	2.875%	1/15/26	1,600	1,481
[5]	Air Lease Corp.	3.750%	6/1/26	1,269	1,200
[5,11]	Allianz SE	4.597%	9/7/38	1,200	1,273
	Allstate Corp.	5.250%	3/30/33	3,000	2,990
	Ally Financial Inc.	1.450%	10/2/23	1,545	1,523
	Ally Financial Inc.	6.992%	6/13/29	5,850	5,781
	American Express Co.	3.950%	8/1/25	14,600	14,169
	American Express Co.	5.850%	11/5/27	4,100	4,200
	American International Group Inc.	2.500%	6/30/25	163	154
	American International Group Inc.	4.800%	7/10/45	715	639
	American International Group Inc.	4.375%	6/30/50	1,716	1,452
	Ameriprise Financial Inc.	3.700%	10/15/24	207	202
	Ameriprise Financial Inc.	3.000%	4/2/25	694	661
	Aon Corp.	2.800%	5/15/30	200	173
	Aon Corp.	5.350%	2/28/33	5,270	5,313
	Aon Global Ltd.	4.600%	6/14/44	478	416
	Aon Global Ltd.	4.750%	5/15/45	505	450
[8]	Athene Global Funding	0.950%	1/8/24	2,000	1,941
[10,13]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	5.676%	7/26/29	8,000	5,355
[5,11]	AXA SA	3.875%	Perpetual	2,387	2,499
	Banco Santander SA	5.147%	8/18/25	5,000	4,918
	Banco Santander SA	3.490%	5/28/30	200	174
[5]	Bank of America Corp.	4.000%	1/22/25	1,000	973
[5]	Bank of America Corp.	0.981%	9/25/25	1,405	1,320
[5]	Bank of America Corp.	3.366%	1/23/26	4,099	3,936
[5]	Bank of America Corp.	2.015%	2/13/26	356	333
[5]	Bank of America Corp.	1.319%	6/19/26	1,755	1,608
[5]	Bank of America Corp.	3.559%	4/23/27	242	230
[5]	Bank of America Corp.	3.824%	1/20/28	4,563	4,321
[5]	Bank of America Corp.	3.705%	4/24/28	244	229
[5]	Bank of America Corp.	4.948%	7/22/28	1,010	992
[5]	Bank of America Corp.	3.419%	12/20/28	520	478
[5]	Bank of America Corp.	3.970%	3/5/29	3,495	3,276
	Bank of America Corp.	5.202%	4/25/29	20,000	19,786

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Bank of America Corp.	2.087%	6/14/29	8,590	7,339
[5]	Bank of America Corp.	4.271%	7/23/29	201	191
[5]	Bank of America Corp.	3.194%	7/23/30	1,050	927
[5]	Bank of America Corp.	1.898%	7/23/31	1,550	1,234
[5,11]	Bank of America Corp.	0.654%	10/26/31	2,400	2,024
	Bank of America Corp.	2.299%	7/21/32	6,800	5,436
[5]	Bank of America Corp.	2.972%	2/4/33	9,430	7,851
	Bank of America Corp.	4.571%	4/27/33	5,500	5,168
	Bank of America Corp.	5.288%	4/25/34	8,000	7,927
[5]	Bank of America Corp.	4.078%	4/23/40	5,429	4,656
[5]	Bank of America Corp.	2.676%	6/19/41	1,700	1,194
	Bank of America Corp.	3.311%	4/22/42	400	305
[5]	Bank of America Corp.	4.875%	4/1/44	1,000	953
[5]	Bank of America Corp.	3.946%	1/23/49	1,000	808
[5]	Bank of America Corp.	4.083%	3/20/51	2,000	1,655
[5]	Bank of America Corp.	2.831%	10/24/51	1,000	656
	Bank of Montreal	5.200%	12/12/24	10,700	10,612
	Bank of New York Mellon Corp.	4.414%	7/24/26	4,300	4,208
	Bank of New York Mellon Corp.	4.947%	4/26/27	28,200	27,840
[5]	Bank of New York Mellon Corp.	5.802%	10/25/28	3,370	3,433
	Bank of New York Mellon Corp.	4.543%	2/1/29	3,000	2,920
	Bank of New York Mellon Corp.	4.596%	7/26/30	2,900	2,797
	Bank of New York Mellon Corp.	4.706%	2/1/34	3,000	2,881
[5]	Bank of Nova Scotia	3.450%	4/11/25	6,270	6,042
	Bank of Nova Scotia	4.750%	2/2/26	7,200	7,090
	Bank of Nova Scotia	4.850%	2/1/30	5,000	4,824
[5,11]	Banque Federative du Credit Mutuel SA	0.750%	6/8/26	2,300	2,271
[5,11]	Banque Federative du Credit Mutuel SA	4.125%	3/13/29	1,800	1,956
[5,11]	Banque Federative du Credit Mutuel SA	2.625%	11/6/29	2,500	2,450
	Barclays plc	1.007%	12/10/24	2,564	2,502
	Barclays plc	5.304%	8/9/26	3,400	3,330
	Barclays plc	4.836%	5/9/28	8,300	7,655
	Barclays plc	7.385%	11/2/28	5,225	5,459
[11]	Barclays plc	0.577%	8/9/29	900	784
	Barclays plc	7.437%	11/2/33	4,000	4,328
	Barclays plc	7.119%	6/27/34	10,270	10,268
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	420	378
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	5,780	4,781
[11]	Berkshire Hathaway Inc.	1.625%	3/16/35	900	778
	BlackRock Inc.	4.750%	5/25/33	7,800	7,671
[8]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/32	890	663
[5,11]	Blackstone Property Partners Europe Holdings Sarl	2.000%	2/15/24	1,000	1,061
[5,11]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	2,054	1,843
[5,11]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	1,000	870
[5,11]	BNP Paribas SA	3.875%	2/23/29	1,000	1,074
[5,11]	BNP Paribas SA	3.875%	1/10/31	4,100	4,402
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	11,600	11,507
	Capital One Financial Corp.	3.750%	3/9/27	1,000	932
	Capital One Financial Corp.	5.468%	2/1/29	1,060	1,017
	Capital One Financial Corp.	6.312%	6/8/29	4,760	4,730
	Capital One Financial Corp.	5.268%	5/10/33	2,000	1,869
	Capital One Financial Corp.	5.817%	2/1/34	4,500	4,298
	Capital One Financial Corp.	6.377%	6/8/34	11,160	11,080
	Charles Schwab Corp.	2.450%	3/3/27	2,485	2,232
	Charles Schwab Corp.	5.643%	5/19/29	1,019	1,023

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charles Schwab Corp.	5.853%	5/19/34	6,400	6,496
	Chubb INA Holdings Inc.	1.375%	9/15/30	4,000	3,176
	Chubb INA Holdings Inc.	4.350%	11/3/45	1,710	1,548
	Citigroup Inc.	0.981%	5/1/25	3,625	3,468
	Citigroup Inc.	4.140%	5/24/25	3,335	3,276
	Citigroup Inc.	2.014%	1/25/26	6,800	6,395
	Citigroup Inc.	3.200%	10/21/26	1,524	1,427
	Citigroup Inc.	4.450%	9/29/27	1,907	1,821
[5]	Citigroup Inc.	3.668%	7/24/28	1,198	1,122
[5]	Citigroup Inc.	3.520%	10/27/28	200	186
[5]	Citigroup Inc.	4.075%	4/23/29	2,243	2,113
[5]	Citigroup Inc.	4.412%	3/31/31	248	233
[5]	Citigroup Inc.	2.572%	6/3/31	650	542
	Citigroup Inc.	2.561%	5/1/32	3,000	2,449
	Citigroup Inc.	3.785%	3/17/33	5,000	4,416
	Citigroup Inc.	6.270%	11/17/33	7,090	7,523
	Citigroup Inc.	6.174%	5/25/34	6,670	6,716
[5]	Citigroup Inc.	3.878%	1/24/39	1,500	1,256
	Citigroup Inc.	4.650%	7/30/45	2,316	2,053
	Citigroup Inc.	4.650%	7/23/48	1,000	906
	CME Group Inc.	2.650%	3/15/32	3,500	2,975
	Commonwealth Bank of Australia	5.079%	1/10/25	1,350	1,344
	Commonwealth Bank of Australia	5.316%	3/13/26	5,000	5,013
	Cooperatieve Rabobank UA	5.000%	1/13/25	16,400	16,288
[5,11]	Cooperatieve Rabobank UA	4.625%	1/27/28	5,000	5,477
	Corebridge Financial Inc.	3.500%	4/4/25	1,800	1,715
	Corebridge Financial Inc.	3.650%	4/5/27	1,940	1,804
	Corebridge Financial Inc.	3.850%	4/5/29	4,020	3,629
	Corebridge Financial Inc.	3.900%	4/5/32	2,410	2,099
	Corebridge Financial Inc.	4.350%	4/5/42	2,260	1,822
	Corebridge Financial Inc.	4.400%	4/5/52	3,630	2,794
[5,11]	Credit Agricole SA	3.375%	7/28/27	3,700	3,931
[11]	Credit Agricole SA	0.625%	1/12/28	1,600	1,521
	Credit Suisse AG	4.750%	8/9/24	10,000	9,778
	Credit Suisse AG	5.000%	7/9/27	2,000	1,927
[11]	Danske Bank A/S	4.000%	1/12/27	5,900	6,340
[11]	Danske Bank A/S	4.125%	1/10/31	1,400	1,512
[5]	Deutsche Bank AG	2.222%	9/18/24	1,350	1,334
	Deutsche Bank AG	6.720%	1/18/29	2,000	2,007
[5]	Deutsche Bank AG	3.547%	9/18/31	3,000	2,492
	Deutsche Bank AG	7.079%	2/10/34	4,130	3,802
[5]	Discover Bank	4.250%	3/13/26	2,700	2,555
	Enstar Group Ltd.	4.950%	6/1/29	1,630	1,520
	Equitable Holdings Inc.	5.594%	1/11/33	7,250	7,121
	Equitable Holdings Inc.	5.000%	4/20/48	290	250
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,500	1,064
	Fifth Third Bancorp	3.950%	3/14/28	8,025	7,374
	Fifth Third Bancorp	4.337%	4/25/33	4,365	3,857
[5]	Fifth Third Bank NA	3.950%	7/28/25	3,600	3,435
	FS KKR Capital Corp.	3.400%	1/15/26	1,200	1,091
	GATX Corp.	3.500%	6/1/32	3,200	2,738
[8]	Global Atlantic Fin Co.	7.950%	6/15/33	6,000	6,063
	Goldman Sachs Group Inc.	5.700%	11/1/24	5,105	5,099
	Goldman Sachs Group Inc.	3.500%	1/23/25	359	347
[5]	Goldman Sachs Group Inc.	3.272%	9/29/25	253	244
	Goldman Sachs Group Inc.	3.750%	2/25/26	207	199
[5]	Goldman Sachs Group Inc.	1.093%	12/9/26	650	581
	Goldman Sachs Group Inc.	2.640%	2/24/28	3,530	3,207

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,12]	Goldman Sachs Group Inc.	7.250%	4/10/28	1,300	1,689
[5]	Goldman Sachs Group Inc.	3.691%	6/5/28	344	323
[5]	Goldman Sachs Group Inc.	4.223%	5/1/29	1,750	1,653
	Goldman Sachs Group Inc.	2.600%	2/7/30	207	177
	Goldman Sachs Group Inc.	2.615%	4/22/32	3,140	2,574
	Goldman Sachs Group Inc.	2.650%	10/21/32	3,000	2,444
	Goldman Sachs Group Inc.	6.750%	10/1/37	8,320	8,946
[12]	Goldman Sachs Group Inc.	6.875%	1/18/38	400	505
[5]	Goldman Sachs Group Inc.	4.411%	4/23/39	5,128	4,485
	Goldman Sachs Group Inc.	3.210%	4/22/42	1,500	1,108
[5]	Goldman Sachs Group Inc.	4.800%	7/8/44	3,480	3,195
	Goldman Sachs Group Inc.	4.750%	10/21/45	2,180	1,987
	HSBC Holdings plc	0.976%	5/24/25	2,900	2,759
	HSBC Holdings plc	4.300%	3/8/26	215	208
	HSBC Holdings plc	2.999%	3/10/26	6,950	6,599
	HSBC Holdings plc	3.900%	5/25/26	257	245
[5]	HSBC Holdings plc	2.099%	6/4/26	3,967	3,674
[5]	HSBC Holdings plc	4.292%	9/12/26	200	192
	HSBC Holdings plc	1.589%	5/24/27	2,910	2,569
[5,12]	HSBC Holdings plc	1.750%	7/24/27	1,000	1,081
[5]	HSBC Holdings plc	4.041%	3/13/28	652	612
	HSBC Holdings plc	6.161%	3/9/29	3,000	3,028
[5]	HSBC Holdings plc	4.583%	6/19/29	348	328
[11]	HSBC Holdings plc	0.641%	9/24/29	3,300	2,946
[5]	HSBC Holdings plc	3.973%	5/22/30	248	223
[5]	HSBC Holdings plc	2.357%	8/18/31	1,000	800
	HSBC Holdings plc	6.547%	6/20/34	5,320	5,299
[5,12]	HSBC Holdings plc	6.000%	3/29/40	700	779
	HSBC Holdings plc	6.332%	3/9/44	5,000	5,179
	HSBC USA Inc.	5.625%	3/17/25	5,900	5,883
	ING Groep NV	3.950%	3/29/27	214	203
	ING Groep NV	4.050%	4/9/29	236	220
	Intercontinental Exchange Inc.	4.950%	6/15/52	1,600	1,526
	Intercontinental Exchange Inc.	5.200%	6/15/62	2,145	2,129
	Invesco Finance plc	4.000%	1/30/24	200	198
	Invesco Finance plc	5.375%	11/30/43	590	575
[11]	JAB Holdings BV	4.750%	6/29/32	800	880
[11]	JAB Holdings BV	2.250%	12/19/39	700	539
[5]	JPMorgan Chase & Co.	3.220%	3/1/25	56	55
[5]	JPMorgan Chase & Co.	2.005%	3/13/26	2,010	1,888
	JPMorgan Chase & Co.	3.200%	6/15/26	303	289
	JPMorgan Chase & Co.	1.578%	4/22/27	2,000	1,797
	JPMorgan Chase & Co.	2.947%	2/24/28	207	190
	JPMorgan Chase & Co.	4.323%	4/26/28	6,430	6,207
	JPMorgan Chase & Co.	4.851%	7/25/28	3,370	3,324
[5]	JPMorgan Chase & Co.	3.509%	1/23/29	473	438
[5]	JPMorgan Chase & Co.	4.005%	4/23/29	384	362
[5]	JPMorgan Chase & Co.	4.452%	12/5/29	200	192
[5]	JPMorgan Chase & Co.	2.739%	10/15/30	229	197
	JPMorgan Chase & Co.	1.953%	2/4/32	5,000	3,985
	JPMorgan Chase & Co.	2.580%	4/22/32	3,720	3,089
	JPMorgan Chase & Co.	4.586%	4/26/33	1,700	1,621
	JPMorgan Chase & Co.	5.350%	6/1/34	5,270	5,321
	JPMorgan Chase & Co.	6.400%	5/15/38	3,000	3,348
[5]	JPMorgan Chase & Co.	3.882%	7/24/38	1,304	1,125
[5]	JPMorgan Chase & Co.	3.109%	4/22/41	5,930	4,487
	JPMorgan Chase & Co.	5.600%	7/15/41	1,341	1,391
	JPMorgan Chase & Co.	2.525%	11/19/41	2,620	1,802

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	JPMorgan Chase & Co.	3.964%	11/15/48	660	540
[5]	JPMorgan Chase & Co.	3.109%	4/22/51	3,600	2,518
	JPMorgan Chase & Co.	3.328%	4/22/52	1,750	1,276
[5]	KeyBank NA	4.150%	8/8/25	2,200	2,028
	KeyBank NA	5.000%	1/26/33	2,235	1,929
	Lazard Group LLC	4.500%	9/19/28	262	248
[5]	Lloyds Banking Group plc	3.870%	7/9/25	1,593	1,552
	Lloyds Banking Group plc	4.716%	8/11/26	3,300	3,209
	Lloyds Banking Group plc	5.871%	3/6/29	3,400	3,375
	M&T Bank Corp.	5.053%	1/27/34	2,000	1,825
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	6,740	6,435
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	3,540	3,338
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	254	246
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	3,455	3,632
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	3,250	2,179
[11]	Mastercard Inc.	1.000%	2/22/29	2,030	1,933
	Mastercard Inc.	2.950%	3/15/51	2,000	1,461
	MetLife Inc.	4.125%	8/13/42	1,000	839
	MetLife Inc.	4.875%	11/13/43	2,000	1,851
	MetLife Inc.	5.000%	7/15/52	2,000	1,886
	MetLife Inc.	5.250%	1/15/54	2,080	2,025
[5,11]	Metropolitan Life Global Funding I	3.750%	12/5/30	2,900	3,110
[8]	Midcap Financial Issuer Trust	5.625%	1/15/30	347	275
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	636	616
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	1,000	916
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	3,980	3,960
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	6,200	6,167
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	3,670	3,643
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	3,000	2,952
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	265	234
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	1,850	1,839
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	4,680	3,721
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	4,430	4,416
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	515	436
[5]	Mizuho Financial Group Inc.	2.555%	9/13/25	248	237
	Mizuho Financial Group Inc.	5.667%	5/27/29	3,000	2,994
[7]	Mizuho Financial Group Inc.	5.778%	7/6/29	4,750	4,765
[5]	Mizuho Financial Group Inc.	3.153%	7/16/30	200	173
[7]	Mizuho Financial Group Inc.	5.748%	7/6/34	5,770	5,788
[5]	Morgan Stanley	2.720%	7/22/25	7,830	7,551
[5]	Morgan Stanley	4.000%	7/23/25	4,444	4,315
[5]	Morgan Stanley	3.875%	1/27/26	707	682
[5]	Morgan Stanley	2.188%	4/28/26	2,070	1,943
	Morgan Stanley	4.679%	7/17/26	2,360	2,316
	Morgan Stanley	3.625%	1/20/27	573	544
	Morgan Stanley	5.050%	1/28/27	14,190	14,071
	Morgan Stanley	1.593%	5/4/27	3,900	3,491
	Morgan Stanley	2.475%	1/21/28	3,500	3,160
[5]	Morgan Stanley	3.591%	7/22/28	751	694
	Morgan Stanley	5.123%	2/1/29	5,360	5,289
	Morgan Stanley	5.164%	4/20/29	12,540	12,402
[11]	Morgan Stanley	0.495%	10/26/29	1,100	978
[5]	Morgan Stanley	2.699%	1/22/31	500	426
[5]	Morgan Stanley	3.622%	4/1/31	265	239
[5]	Morgan Stanley	1.794%	2/13/32	4,980	3,864
[11]	Morgan Stanley	2.950%	5/7/32	900	885
	Morgan Stanley	4.889%	7/20/33	2,000	1,924
[5,11]	Morgan Stanley	5.148%	1/25/34	1,000	1,143

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	5.250%	4/21/34	6,260	6,178
	Morgan Stanley	5.948%	1/19/38	8,690	8,572
[5]	Morgan Stanley	3.971%	7/22/38	1,000	848
[5]	Morgan Stanley	4.457%	4/22/39	4,045	3,604
	Morgan Stanley	3.217%	4/22/42	1,735	1,317
	Morgan Stanley	4.300%	1/27/45	725	634
[5]	Morgan Stanley	2.802%	1/25/52	1,215	798
	Morgan Stanley Bank NA	4.754%	4/21/26	13,200	12,999
	Nasdaq Inc.	5.650%	6/28/25	3,070	3,078
	Nasdaq Inc.	5.350%	6/28/28	10,000	10,026
	Nasdaq Inc.	5.550%	2/15/34	10,000	10,040
	Nasdaq Inc.	2.500%	12/21/40	1,675	1,124
	Nasdaq Inc.	3.950%	3/7/52	665	511
	Nasdaq Inc.	5.950%	8/15/53	5,000	5,117
[5]	NatWest Group plc	4.269%	3/22/25	700	687
[5]	NatWest Group plc	3.073%	5/22/28	1,175	1,058
[5]	NatWest Group plc	4.892%	5/18/29	3,400	3,234
	Navient Corp.	9.375%	7/25/30	100	99
[5,12]	NIBC Bank NV	3.125%	11/15/23	4,300	5,379
	Nomura Holdings Inc.	2.710%	1/22/29	1,300	1,097
[5,11]	Nordea Bank Abp	2.500%	5/23/29	2,300	2,285
	Northern Trust Corp.	4.000%	5/10/27	4,000	3,867
	OneMain Finance Corp.	3.500%	1/15/27	305	262
[8]	Penske Truck Leasing Co. LP	4.000%	7/15/25	2,730	2,613
[5,11]	Phoenix Group Holdings plc	4.375%	1/24/29	3,820	3,777
[5]	PNC Bank NA	3.100%	10/25/27	262	240
[5]	PNC Bank NA	2.700%	10/22/29	200	168
	PNC Financial Services Group Inc.	4.758%	1/26/27	13,000	12,714
	PNC Financial Services Group Inc.	3.450%	4/23/29	403	364
	PNC Financial Services Group Inc.	5.582%	6/12/29	10,000	9,955
	PNC Financial Services Group Inc.	5.068%	1/24/34	8,070	7,738
	Principal Financial Group Inc.	5.500%	3/15/53	2,044	1,941
	Progressive Corp.	2.500%	3/15/27	1,800	1,654
	Progressive Corp.	4.950%	6/15/33	2,945	2,923
[8]	Protective Life Corp.	4.300%	9/30/28	200	186
[5]	Prudential Financial Inc.	3.000%	3/10/40	3,000	2,245
	Prudential Financial Inc.	3.935%	12/7/49	2,530	2,016
[5]	Prudential Financial Inc.	4.350%	2/25/50	500	425
[5]	Prudential Financial Inc.	3.700%	3/13/51	1,660	1,274
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	4,000	3,918
[12]	Rothesay Life plc	8.000%	10/30/25	1,189	1,504
[5]	Royal Bank of Canada	3.970%	7/26/24	8,000	7,851
[5]	Royal Bank of Canada	4.950%	4/25/25	33,600	33,196
[5]	Royal Bank of Canada	6.000%	11/1/27	11,900	12,208
	Santander Holdings USA Inc.	3.500%	6/7/24	184	179
	Santander Holdings USA Inc.	6.499%	3/9/29	4,480	4,436
	Santander UK Group Holdings plc	6.833%	11/21/26	7,080	7,099
	Santander UK Group Holdings plc	1.673%	6/14/27	4,500	3,896
	Santander UK Group Holdings plc	6.534%	1/10/29	3,000	3,022
	State Street Corp.	4.857%	1/26/26	1,520	1,498
	State Street Corp.	5.820%	11/4/28	920	944
	State Street Corp.	3.152%	3/30/31	223	196
	State Street Corp.	4.821%	1/26/34	3,000	2,913
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	220	209
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	290	277
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	427	393
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	188
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	6,500	6,526

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	588	514
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	4,000	4,050
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	273	235
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	4,864	3,783
[8]	Sumitomo Mitsui Trust Bank Ltd.	5.650%	3/9/26	7,100	7,125
	Synovus Bank	5.625%	2/15/28	2,000	1,803
	Toronto-Dominion Bank	3.766%	6/6/25	4,000	3,880
	Toronto-Dominion Bank	5.103%	1/9/26	3,500	3,487
	Toronto-Dominion Bank	5.156%	1/10/28	3,500	3,475
[5]	Truist Bank	1.500%	3/10/25	200	185
[5]	Truist Financial Corp.	6.047%	6/8/27	4,000	4,002
[5]	Truist Financial Corp.	4.873%	1/26/29	4,250	4,084
[5]	Truist Financial Corp.	5.122%	1/26/34	2,000	1,894
[5]	Truist Financial Corp.	5.867%	6/8/34	4,040	4,044
	UBS Group AG	3.750%	3/26/25	1,000	957
[5,11]	UBS Group AG	1.250%	7/17/25	6,900	7,200
[12]	UBS Group AG	2.750%	8/8/25	2,800	3,217
[12]	UBS Group AG	2.125%	9/12/25	1,900	2,256
	UBS Group AG	4.550%	4/17/26	4,206	4,042
	US Bancorp	5.727%	10/21/26	5,990	6,011
[5]	US Bancorp	3.900%	4/26/28	300	283
[5]	US Bancorp	4.548%	7/22/28	7,900	7,564
	US Bancorp	4.653%	2/1/29	3,000	2,867
	US Bancorp	5.775%	6/12/29	3,000	2,999
	US Bancorp	5.850%	10/21/33	1,000	1,004
[12]	Utmost Group plc	4.000%	12/15/31	489	448
[5]	Wells Fargo & Co.	3.550%	9/29/25	540	518
[5]	Wells Fargo & Co.	2.164%	2/11/26	3,256	3,067
	Wells Fargo & Co.	3.000%	4/22/26	504	474
[5]	Wells Fargo & Co.	2.188%	4/30/26	3,600	3,374
	Wells Fargo & Co.	3.000%	10/23/26	545	506
[5]	Wells Fargo & Co.	3.196%	6/17/27	200	188
[5]	Wells Fargo & Co.	3.526%	3/24/28	2,460	2,300
[5,12]	Wells Fargo & Co.	3.473%	4/26/28	3,700	4,118
[5]	Wells Fargo & Co.	3.584%	5/22/28	244	227
[5]	Wells Fargo & Co.	2.393%	6/2/28	6,500	5,797
[5]	Wells Fargo & Co.	4.808%	7/25/28	3,370	3,295
[5]	Wells Fargo & Co.	2.879%	10/30/30	2,332	2,016
[5]	Wells Fargo & Co.	3.350%	3/2/33	5,460	4,673
[5]	Wells Fargo & Co.	4.897%	7/25/33	4,250	4,074
	Wells Fargo & Co.	5.389%	4/24/34	6,500	6,460
[12]	Wells Fargo & Co.	4.625%	11/2/35	900	1,007
[5,12]	Wells Fargo & Co.	4.875%	11/29/35	700	751
[5]	Wells Fargo & Co.	3.068%	4/30/41	2,750	2,018
	Wells Fargo & Co.	5.375%	11/2/43	2,550	2,400
[5]	Wells Fargo & Co.	4.650%	11/4/44	1,000	853
[5]	Wells Fargo & Co.	4.400%	6/14/46	750	611
[5]	Wells Fargo & Co.	5.013%	4/4/51	450	418
[5]	Wells Fargo & Co.	4.611%	4/25/53	750	658
[5,12]	Wells Fargo Bank NA	5.250%	8/1/23	6,550	8,307
	Westpac Banking Corp.	1.953%	11/20/28	5,000	4,289
[5]	Westpac Banking Corp.	2.894%	2/4/30	2,700	2,524
	Westpac Banking Corp.	2.963%	11/16/40	1,175	788
	Willis North America Inc.	2.950%	9/15/29	1,585	1,366
	Willis North America Inc.	3.875%	9/15/49	680	495

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,11]	Zurich Finance Ireland Designated Activity Co.	1.875%	9/17/50	1,300	1,134
[5,12]	Zurich Finance Ireland Designated Activity Co.	5.125%	11/23/52	1,000	1,097
					1,186,649
Health Care (3.9%)
	Abbott Laboratories	4.900%	11/30/46	1,019	1,027
	AbbVie Inc.	3.200%	11/21/29	313	283
	AbbVie Inc.	4.050%	11/21/39	8,632	7,513
	AbbVie Inc.	4.875%	11/14/48	2,395	2,259
	AbbVie Inc.	4.250%	11/21/49	725	625
[5]	AdventHealth Obligated Group	2.795%	11/15/51	5,700	3,756
[5]	Allina Health System	3.887%	4/15/49	1,135	911
	AmerisourceBergen Corp.	4.300%	12/15/47	3,400	2,899
	Amgen Inc.	5.250%	3/2/25	9,765	9,717
	Amgen Inc.	2.200%	2/21/27	2,609	2,370
	Amgen Inc.	5.150%	3/2/28	15,230	15,209
	Amgen Inc.	2.450%	2/21/30	3,720	3,184
	Amgen Inc.	3.150%	2/21/40	2,250	1,721
	Amgen Inc.	5.600%	3/2/43	6,240	6,255
	Amgen Inc.	3.375%	2/21/50	750	550
	Amgen Inc.	5.650%	3/2/53	1,720	1,744
	Amgen Inc.	5.750%	3/2/63	1,740	1,769
	AstraZeneca Finance LLC	1.200%	5/28/26	1,000	902
	AstraZeneca Finance LLC	1.750%	5/28/28	1,800	1,560
	AstraZeneca plc	4.000%	9/18/42	3,990	3,555
	Baxter International Inc.	2.272%	12/1/28	5,915	5,073
	Baxter International Inc.	2.539%	2/1/32	4,430	3,589
	Baxter International Inc.	3.132%	12/1/51	2,000	1,324
	Becton Dickinson & Co.	4.693%	2/13/28	2,200	2,170
	Becton Dickinson & Co.	4.669%	6/6/47	300	275
[11]	Becton Dickinson Euro Finance Sarl	3.553%	9/13/29	1,800	1,923
[5]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	3,635	2,339
	Boston Scientific Corp.	1.900%	6/1/25	1,000	938
	Boston Scientific Corp.	4.550%	3/1/39	392	364
	Bristol-Myers Squibb Co.	3.400%	7/26/29	1,116	1,036
	Bristol-Myers Squibb Co.	1.450%	11/13/30	75	60
	Bristol-Myers Squibb Co.	2.950%	3/15/32	3,000	2,650
	Bristol-Myers Squibb Co.	4.550%	2/20/48	680	634
	Bristol-Myers Squibb Co.	4.250%	10/26/49	450	399
	Bristol-Myers Squibb Co.	2.550%	11/13/50	3,250	2,116
[8]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	250	203
[8]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	170	138
	Centene Corp.	2.450%	7/15/28	2,990	2,563
	Centene Corp.	3.000%	10/15/30	228	190
	Centene Corp.	2.625%	8/1/31	1,290	1,028
[5]	Children's Hospital of Philadelphia	2.704%	7/1/50	2,850	1,857
[5]	CHRISTUS Health	4.341%	7/1/28	200	191
	Cigna Group	3.750%	7/15/23	1,084	1,083
	Cigna Group	1.250%	3/15/26	1,500	1,348
	Cigna Group	2.375%	3/15/31	1,815	1,523
	Cigna Group	4.800%	8/15/38	1,730	1,633
	Cigna Group	3.400%	3/15/50	1,550	1,133
[5]	City of Hope	4.378%	8/15/48	80	67
	CommonSpirit Health	2.760%	10/1/24	615	592
	CVS Health Corp.	2.625%	8/15/24	185	179
	CVS Health Corp.	3.625%	4/1/27	1,419	1,347
	CVS Health Corp.	3.250%	8/15/29	20	18

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	5.125%	2/21/30	7,300	7,253
	CVS Health Corp.	5.300%	6/1/33	12,300	12,279
	CVS Health Corp.	4.780%	3/25/38	6,147	5,666
	CVS Health Corp.	2.700%	8/21/40	1,300	906
	CVS Health Corp.	5.875%	6/1/53	973	1,000
	CVS Health Corp.	6.000%	6/1/63	10,080	10,361
[8]	DaVita Inc.	3.750%	2/15/31	165	132
	DH Europe Finance II Sarl	2.600%	11/15/29	500	440
	DH Europe Finance II Sarl	3.400%	11/15/49	1,120	877
	Elevance Health Inc.	3.650%	12/1/27	1,985	1,876
	Elevance Health Inc.	3.125%	5/15/50	2,450	1,718
	Elevance Health Inc.	6.100%	10/15/52	2,085	2,284
	Eli Lilly & Co.	3.375%	3/15/29	200	188
	Eli Lilly & Co.	2.500%	9/15/60	1,800	1,133
[8]	Fortrea Holdings Inc.	7.500%	7/1/30	130	133
	GE HealthCare Technologies Inc.	5.600%	11/15/25	5,375	5,381
	GE HealthCare Technologies Inc.	5.857%	3/15/30	2,215	2,275
	GE HealthCare Technologies Inc.	5.905%	11/22/32	2,630	2,750
	GE HealthCare Technologies Inc.	6.377%	11/22/52	1,425	1,585
	Gilead Sciences Inc.	3.500%	2/1/25	675	654
	Gilead Sciences Inc.	3.650%	3/1/26	433	417
	Gilead Sciences Inc.	4.150%	3/1/47	1,660	1,441
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	298	287
	HCA Inc.	5.250%	6/15/26	757	749
	HCA Inc.	5.500%	6/1/33	6,090	6,078
[8]	IQVIA Inc.	6.500%	5/15/30	255	258
	Johnson & Johnson	2.450%	9/1/60	1,700	1,094
	Kaiser Foundation Hospitals	3.150%	5/1/27	3,550	3,338
[8]	Medline Borrower LP	3.875%	4/1/29	83	72
[8]	Medline Borrower LP	5.250%	10/1/29	140	122
	Medtronic Inc.	4.625%	3/15/45	500	486
	Merck & Co. Inc.	1.900%	12/10/28	150	131
	Merck & Co. Inc.	3.400%	3/7/29	1,421	1,332
	Merck & Co. Inc.	2.150%	12/10/31	4,105	3,403
	Merck & Co. Inc.	4.000%	3/7/49	2,675	2,365
	Merck & Co. Inc.	5.150%	5/17/63	4,260	4,348
[5]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	1,200	925
	Novartis Capital Corp.	2.750%	8/14/50	850	618
[8]	Organon & Co.	4.125%	4/30/28	370	329
[8]	Organon & Co.	5.125%	4/30/31	65	54
[8]	Owens & Minor Inc.	6.625%	4/1/30	35	32
	Pfizer Inc.	3.450%	3/15/29	382	360
	Pfizer Inc.	2.625%	4/1/30	865	769
	Pfizer Inc.	1.700%	5/28/30	200	166
	Pfizer Inc.	1.750%	8/18/31	440	358
	Pfizer Inc.	2.550%	5/28/40	1,546	1,136
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	49,655	49,048
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	16,420	16,227
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	7,060	7,062
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	4,920	4,979
[8]	Roche Holdings Inc.	2.076%	12/13/31	4,255	3,511
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2	2
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	248	206
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	9,700	7,322
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	355	250
	Tenet Healthcare Corp.	4.875%	1/1/26	630	614
	Tenet Healthcare Corp.	6.250%	2/1/27	205	203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tenet Healthcare Corp.	4.250%	6/1/29	118	107
[8]	Tenet Healthcare Corp.	6.750%	5/15/31	245	246
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	120	109
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	130	134
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	180	188
[11]	Thermo Fisher Scientific Inc.	3.200%	1/21/26	3,036	3,252
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	1,000	862
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	2,000	1,629
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	5,410	5,509
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	3,660	2,724
	UnitedHealth Group Inc.	5.250%	2/15/28	1,460	1,489
	UnitedHealth Group Inc.	3.850%	6/15/28	245	235
	UnitedHealth Group Inc.	5.350%	2/15/33	5,315	5,522
	UnitedHealth Group Inc.	2.750%	5/15/40	850	631
	UnitedHealth Group Inc.	4.375%	3/15/42	1,170	1,064
	UnitedHealth Group Inc.	3.250%	5/15/51	1,750	1,302
	UnitedHealth Group Inc.	6.050%	2/15/63	2,855	3,227
	Utah Acquisition Sub Inc.	3.950%	6/15/26	200	190
	Zoetis Inc.	5.400%	11/14/25	6,220	6,238
	Zoetis Inc.	4.700%	2/1/43	1,820	1,692
	Zoetis Inc.	3.950%	9/12/47	1,660	1,379
					324,504
Industrials (3.5%)
[5]	3M Co.	2.250%	9/19/26	100	92
	3M Co.	3.250%	8/26/49	796	578
[8]	Advanced Drainage Systems Inc.	6.375%	6/15/30	90	89
[8]	Air Canada	3.875%	8/15/26	390	362
[5,11]	Airbus SE	2.375%	6/9/40	700	602
[8]	Allison Transmission Inc.	4.750%	10/1/27	200	189
[8]	American Airlines Inc.	11.750%	7/15/25	107	118
[8]	American Airlines Inc.	5.500%	4/20/26	540	535
[8]	American Airlines Inc.	7.250%	2/15/28	103	102
[8]	American Airlines Inc.	5.750%	4/20/29	970	943
[8]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	260	223
[5,13]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	3,900	2,221
[5,13]	Aurizon Network Pty Ltd.	4.000%	6/21/24	2,500	1,641
[5]	BNSF Funding Trust I	6.613%	12/15/55	170	165
	Boeing Co.	2.800%	3/1/24	245	240
	Boeing Co.	4.875%	5/1/25	1,779	1,754
	Boeing Co.	2.750%	2/1/26	2,330	2,171
	Boeing Co.	2.250%	6/15/26	790	718
	Boeing Co.	2.700%	2/1/27	1,420	1,298
	Boeing Co.	3.250%	2/1/28	10,130	9,307
	Boeing Co.	3.200%	3/1/29	1,780	1,597
	Boeing Co.	5.150%	5/1/30	829	821
	Boeing Co.	3.550%	3/1/38	4,500	3,521
	Boeing Co.	5.705%	5/1/40	1,650	1,645
	Boeing Co.	3.900%	5/1/49	2,000	1,531
	Boeing Co.	3.750%	2/1/50	2,600	1,952
	Boeing Co.	5.805%	5/1/50	2,896	2,880
	Boeing Co.	5.930%	5/1/60	2,100	2,079
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	6,800	7,196
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,000	970
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	304	241

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	1,520	1,079
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	8,060	8,224
	Canadian National Railway Co.	4.400%	8/5/52	5,780	5,304
	Canadian Pacific Railway Co.	4.800%	8/1/45	3,540	3,305
[8]	Cargo Aircraft Management Inc.	4.750%	2/1/28	275	241
	Caterpillar Financial Services Corp.	4.800%	1/6/26	13,440	13,409
[8]	Chart Industries Inc.	7.500%	1/1/30	60	61
[8]	Chart Industries Inc.	9.500%	1/1/31	40	43
[11]	Cheung Kong Infrastructure Finance BVI Ltd.	1.000%	12/12/24	2,855	2,933
	CSX Corp.	4.250%	3/15/29	2,860	2,771
	CSX Corp.	4.750%	11/15/48	2,000	1,854
	CSX Corp.	3.800%	4/15/50	900	715
	CSX Corp.	4.250%	11/1/66	4,000	3,317
[8]	Daimler Truck Finance North America LLC	1.125%	12/14/23	6,305	6,168
[8]	Delta Air Lines Inc.	4.750%	10/20/28	4,119	3,998
	Delta Air Lines Inc.	3.750%	10/28/29	325	292
	Embraer Netherlands Finance BV	5.400%	2/1/27	3,000	2,882
[8]	Emerald Debt Merger Sub LLC	6.625%	12/15/30	195	194
	Emerson Electric Co.	1.800%	10/15/27	200	177
	Emerson Electric Co.	2.200%	12/21/31	1,820	1,507
[8]	ERAC USA Finance LLC	4.600%	5/1/28	10,730	10,440
[8]	ERAC USA Finance LLC	7.000%	10/15/37	6,200	7,075
	FedEx Corp.	3.875%	8/1/42	2,300	1,854
	FedEx Corp.	4.550%	4/1/46	800	688
	FedEx Corp.	4.050%	2/15/48	800	639
[8]	Gates Global LLC	6.250%	1/15/26	91	90
	General Dynamics Corp.	4.250%	4/1/40	1,720	1,583
[5,11]	Heathrow Funding Ltd.	1.125%	10/8/30	1,400	1,244
	Honeywell International Inc.	1.950%	6/1/30	286	241
	Honeywell International Inc.	5.000%	2/15/33	7,190	7,329
[11]	Honeywell International Inc.	4.125%	11/2/34	1,582	1,742
	Honeywell International Inc.	5.700%	3/15/37	5,000	5,336
	Jacobs Engineering Group Inc.	5.900%	3/1/33	2,740	2,689
[5]	John Deere Capital Corp.	4.800%	1/9/26	13,276	13,232
[5]	John Deere Capital Corp.	4.850%	10/11/29	6,335	6,346
[14]	Kazakhstan Temir Zholy National Co. JSC	3.250%	12/5/23	2,000	2,156
[5]	L3Harris Technologies Inc.	4.400%	6/15/28	1,200	1,158
	L3Harris Technologies Inc.	5.054%	4/27/45	1,200	1,106
	Lockheed Martin Corp.	5.250%	1/15/33	4,450	4,613
	Lockheed Martin Corp.	4.700%	5/15/46	1,660	1,601
	Lockheed Martin Corp.	4.300%	6/15/62	2,540	2,249
[8]	Mileage Plus Holdings LLC	6.500%	6/20/27	9,123	9,146
	Norfolk Southern Corp.	3.050%	5/15/50	860	596
	Norfolk Southern Corp.	4.550%	6/1/53	3,648	3,289
	Northrop Grumman Corp.	3.200%	2/1/27	4,230	3,995
	Northrop Grumman Corp.	4.700%	3/15/33	3,720	3,652
	Northrop Grumman Corp.	5.150%	5/1/40	2,000	1,971
	Northrop Grumman Corp.	4.030%	10/15/47	2,360	2,025
	Northrop Grumman Corp.	5.250%	5/1/50	1,340	1,365
	Northrop Grumman Corp.	4.950%	3/15/53	3,020	2,946
[5]	PACCAR Financial Corp.	2.850%	4/7/25	7,863	7,527
	Parker-Hannifin Corp.	3.650%	6/15/24	6,740	6,606
	Parker-Hannifin Corp.	3.250%	6/14/29	6,500	5,915
[5,13]	Qantas Airways Ltd.	3.150%	9/27/28	10,000	5,781
	Raytheon Technologies Corp.	5.000%	2/27/26	1,650	1,648

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raytheon Technologies Corp.	6.050%	6/1/36	2,879	3,090
	Raytheon Technologies Corp.	4.050%	5/4/47	5,000	4,249
	Raytheon Technologies Corp.	4.625%	11/16/48	2,900	2,704
	Raytheon Technologies Corp.	5.375%	2/27/53	3,540	3,676
[8]	Regal Rexnord Corp.	6.050%	4/15/28	1,505	1,495
[8]	Regal Rexnord Corp.	6.400%	4/15/33	1,720	1,717
	Republic Services Inc.	1.750%	2/15/32	864	678
	Republic Services Inc.	5.000%	4/1/34	2,490	2,482
	Rockwell Automation Inc.	2.800%	8/15/61	2,700	1,764
[8]	Rolls-Royce plc	3.625%	10/14/25	55	52
[8]	Rolls-Royce plc	5.750%	10/15/27	375	367
[5]	Ryder System Inc.	5.250%	6/1/28	4,000	3,955
	Southwest Airlines Co.	5.250%	5/4/25	938	929
	Southwest Airlines Co.	2.625%	2/10/30	2,250	1,916
[8]	Spirit AeroSystems Inc.	7.500%	4/15/25	50	50
	Spirit AeroSystems Inc.	4.600%	6/15/28	83	70
[8]	Spirit AeroSystems Inc.	9.375%	11/30/29	190	204
	Teledyne Technologies Inc.	2.750%	4/1/31	1,880	1,571
[8]	TopBuild Corp.	3.625%	3/15/29	110	96
[8]	TopBuild Corp.	4.125%	2/15/32	310	266
[8]	TransDigm Inc.	6.250%	3/15/26	831	827
[8]	TransDigm Inc.	6.750%	8/15/28	120	121
	Triton Container International Ltd.	3.250%	3/15/32	5,670	4,454
[8]	Triumph Group Inc.	9.000%	3/15/28	58	59
	Tyco Electronics Group SA	3.125%	8/15/27	238	223
	Tyco Electronics Group SA	2.500%	2/4/32	3,260	2,740
	Union Pacific Corp.	3.250%	2/5/50	905	676
	Union Pacific Corp.	3.839%	3/20/60	1,000	795
	Union Pacific Corp.	3.850%	2/14/72	3,100	2,394
[8]	United Airlines Inc.	4.375%	4/15/26	818	777
[8]	United Airlines Inc.	4.625%	4/15/29	610	556
[5]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	870	863
	United Parcel Service Inc.	6.200%	1/15/38	6,710	7,511
	United Parcel Service Inc.	5.300%	4/1/50	875	919
					290,374
Materials (1.5%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	1,040	776
	Albemarle Corp.	4.650%	6/1/27	1,000	974
[8]	Arconic Corp.	6.000%	5/15/25	60	61
[8]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	215	171
[8]	Ardagh Packaging Finance plc	5.250%	4/30/25	61	60
[8]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	270	195
	Ball Corp.	2.875%	8/15/30	291	242
	Ball Corp.	3.125%	9/15/31	300	247
[8]	Berry Global Inc.	4.875%	7/15/26	172	166
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	12,075	12,013
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	14,240	14,147
[8]	Big River Steel LLC	6.625%	1/31/29	354	351
[8]	Canpack SA	3.875%	11/15/29	850	691
	Celanese US Holdings LLC	5.900%	7/5/24	1,445	1,442
[8]	Chemours Co.	4.625%	11/15/29	765	646
	Dow Chemical Co.	2.100%	11/15/30	2,000	1,653
	Dow Chemical Co.	4.375%	11/15/42	300	254
	DuPont de Nemours Inc.	5.319%	11/15/38	380	376
[8]	Element Solutions Inc.	3.875%	9/1/28	328	286
	FMC Corp.	5.150%	5/18/26	4,605	4,536

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FMC Corp.	4.500%	10/1/49	135	104
	FMC Corp.	6.375%	5/18/53	8,070	8,195
	Freeport-McMoRan Inc.	4.125%	3/1/28	1,285	1,207
	Freeport-McMoRan Inc.	4.375%	8/1/28	625	590
	Freeport-McMoRan Inc.	5.250%	9/1/29	780	766
	Freeport-McMoRan Inc.	4.250%	3/1/30	230	212
	Freeport-McMoRan Inc.	4.625%	8/1/30	660	623
	Freeport-McMoRan Inc.	5.450%	3/15/43	150	140
[8]	Georgia-Pacific LLC	2.100%	4/30/27	207	188
[8]	Hudbay Minerals Inc.	4.500%	4/1/26	790	735
[8]	Ingevity Corp.	3.875%	11/1/28	220	188
	International Paper Co.	4.800%	6/15/44	549	485
[5]	Inversiones CMPC SA	4.750%	9/15/24	2,000	1,975
[8]	Inversiones CMPC SA	6.125%	6/23/33	3,400	3,425
[8]	Kaiser Aluminum Corp.	4.500%	6/1/31	485	387
	Linde Inc.	2.000%	8/10/50	1,000	573
[11]	Linde plc	1.625%	3/31/35	3,100	2,721
	LYB International Finance III LLC	3.375%	10/1/40	2,600	1,920
	Mosaic Co.	4.875%	11/15/41	440	377
	Newmont Corp.	2.800%	10/1/29	3,385	2,917
	Newmont Corp.	2.250%	10/1/30	2,540	2,086
[8]	Novelis Corp.	4.750%	1/30/30	197	175
[8]	Novelis Corp.	3.875%	8/15/31	333	275
	Nucor Corp.	3.125%	4/1/32	3,590	3,108
	Nucor Corp.	4.400%	5/1/48	1,650	1,408
	Nucor Corp.	3.850%	4/1/52	1,500	1,182
	Nutrien Ltd.	5.900%	11/7/24	700	700
	Nutrien Ltd.	5.950%	11/7/25	1,795	1,806
	Nutrien Ltd.	4.900%	3/27/28	2,230	2,192
	Nutrien Ltd.	4.200%	4/1/29	2,042	1,933
	Nutrien Ltd.	2.950%	5/13/30	1,000	870
	Nutrien Ltd.	4.125%	3/15/35	180	158
	Nutrien Ltd.	5.800%	3/27/53	4,685	4,702
[8]	Olympus Water US Holding Corp.	4.250%	10/1/28	50	40
[8]	Olympus Water US Holding Corp.	9.750%	11/15/28	480	468
[8]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	75	76
	Packaging Corp. of America	3.400%	12/15/27	230	214
	Packaging Corp. of America	4.050%	12/15/49	150	119
[8]	Pactiv Evergreen Group Issuer LLC	4.375%	10/15/28	290	253
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	6,290	6,351
	RPM International Inc.	4.550%	3/1/29	1,660	1,557
	Sherwin-Williams Co.	4.500%	6/1/47	310	272
	Sherwin-Williams Co.	3.300%	5/15/50	1,000	710
[8]	SPCM SA	3.125%	3/15/27	155	139
[8]	SPCM SA	3.375%	3/15/30	425	354
	Steel Dynamics Inc.	2.400%	6/15/25	555	519
	Steel Dynamics Inc.	3.450%	4/15/30	1,570	1,397
	Vale Overseas Ltd.	6.125%	6/12/33	26,410	26,474
	Westlake Corp.	3.125%	8/15/51	1,000	627
[8]	WR Grace Holdings LLC	7.375%	3/1/31	55	54
	WRKCo Inc.	3.900%	6/1/28	325	303
					127,537
Real Estate (1.0%)
	Agree LP	2.000%	6/15/28	1,120	933
	Agree LP	2.600%	6/15/33	1,130	870
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	206	197
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	2,000	1,854
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	3,200	1,970

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alexandria Real Estate Equities Inc.	5.150%	4/15/53	2,700	2,428
	American Tower Corp.	3.650%	3/15/27	4,000	3,749
	American Tower Corp.	3.700%	10/15/49	1,500	1,077
[5,11]	Aroundtown SA	0.000%	7/16/26	1,100	916
[5,11]	Aroundtown SA	2.875%	Perpetual	400	149
[11]	ATF Netherlands BV	7.078%	Perpetual	1,000	461
	Boston Properties LP	2.550%	4/1/32	1,185	893
	Camden Property Trust	3.350%	11/1/49	2,480	1,805
	Corporate Office Properties LP	2.250%	3/15/26	2,000	1,765
	Corporate Office Properties LP	2.750%	4/15/31	2,870	2,183
	Crown Castle Inc.	4.450%	2/15/26	310	302
	Crown Castle Inc.	5.000%	1/11/28	2,440	2,403
	Crown Castle Inc.	3.800%	2/15/28	1,093	1,021
	Crown Castle Inc.	4.750%	5/15/47	700	600
	Crown Castle Inc.	5.200%	2/15/49	200	185
[11]	Digital Dutch Finco BV	0.625%	7/15/25	3,300	3,272
	Digital Realty Trust LP	3.600%	7/1/29	200	178
	ERP Operating LP	4.500%	7/1/44	3,385	2,963
	Essex Portfolio LP	4.500%	3/15/48	920	753
	Extra Space Storage LP	5.500%	7/1/30	2,000	1,984
	Federal Realty OP LP	3.950%	1/15/24	4,825	4,761
	Healthcare Realty Holdings LP	3.875%	5/1/25	775	729
	Healthpeak OP LLC	5.250%	12/15/32	4,310	4,209
	Kimco Realty OP LLC	4.250%	4/1/45	2,180	1,655
	Kimco Realty OP LLC	3.700%	10/1/49	1,660	1,182
[8]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	555	452
	Life Storage LP	2.400%	10/15/31	2,070	1,640
	Mid-America Apartments LP	2.750%	3/15/30	200	174
	MPT Operating Partnership LP	3.500%	3/15/31	575	397
	Omega Healthcare Investors Inc.	5.250%	1/15/26	200	192
	Omega Healthcare Investors Inc.	3.375%	2/1/31	1,836	1,457
[5,11]	Prologis Euro Finance LLC	1.000%	2/8/29	1,400	1,269
[5,11]	Prologis Euro Finance LLC	3.875%	1/31/30	431	455
[11]	Prologis Euro Finance LLC	4.625%	5/23/33	650	715
[5,11]	Prologis International Funding II SA	1.625%	6/17/32	2,062	1,711
	Prologis LP	1.750%	2/1/31	1,645	1,313
	Prologis LP	4.625%	1/15/33	1,655	1,617
	Prologis LP	5.250%	6/15/53	5,977	5,866
	Realty Income Corp.	4.850%	3/15/30	4,155	4,026
[7,11]	Realty Income Corp.	4.875%	7/6/30	753	817
	SBA Communications Corp.	3.125%	2/1/29	170	144
	Simon Property Group LP	2.000%	9/13/24	189	180
	Simon Property Group LP	3.500%	9/1/25	1,200	1,151
	Simon Property Group LP	3.250%	11/30/26	203	190
	Simon Property Group LP	1.750%	2/1/28	200	171
	Simon Property Group LP	2.650%	7/15/30	1,000	851
	Simon Property Group LP	3.800%	7/15/50	250	185
[5]	UDR Inc.	2.950%	9/1/26	185	169
[8]	VICI Properties LP	5.625%	5/1/24	235	234
[8]	VICI Properties LP	4.625%	6/15/25	641	620
	Welltower OP LLC	4.250%	4/1/26	600	580
[12]	Westfield America Management Ltd.	2.125%	3/30/25	3,724	4,283
	Weyerhaeuser Co.	4.000%	11/15/29	2,479	2,292
					80,598
Technology (1.8%)
	Apple Inc.	3.850%	5/4/43	1,715	1,529
	Apple Inc.	3.850%	8/4/46	1,660	1,459
	Apple Inc.	2.950%	9/11/49	925	688

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	4.100%	8/8/62	6,980	6,113
	Block Inc.	3.500%	6/1/31	45	37
	Broadcom Inc.	3.150%	11/15/25	7,648	7,268
	Broadcom Inc.	3.459%	9/15/26	9,390	8,880
	Broadcom Inc.	5.000%	4/15/30	1,450	1,422
[8]	Broadcom Inc.	3.137%	11/15/35	9,450	7,243
[8]	Broadcom Inc.	3.500%	2/15/41	800	599
[8]	Cloud Software Group Inc.	6.500%	3/31/29	55	49
[8]	CommScope Inc.	7.125%	7/1/28	239	170
	Dell International LLC	6.100%	7/15/27	500	515
	Dell International LLC	5.250%	2/1/28	5,770	5,758
	Dell International LLC	6.200%	7/15/30	2,051	2,133
[8]	Entegris Escrow Corp.	4.750%	4/15/29	4,380	4,067
[8]	Entegris Escrow Corp.	5.950%	6/15/30	865	830
	Global Payments Inc.	1.500%	11/15/24	2,560	2,406
	HP Inc.	4.000%	4/15/29	5,030	4,694
[8]	Imola Merger Corp.	4.750%	5/15/29	440	384
	Intel Corp.	4.875%	2/10/26	7,180	7,161
	Intel Corp.	3.150%	5/11/27	44	41
	Intel Corp.	4.875%	2/10/28	6,160	6,138
	Intel Corp.	2.450%	11/15/29	237	205
	Intel Corp.	5.125%	2/10/30	3,540	3,562
	Intel Corp.	5.200%	2/10/33	3,570	3,603
	Intel Corp.	5.625%	2/10/43	3,150	3,201
	Intel Corp.	4.750%	3/25/50	1,345	1,216
	Intel Corp.	3.050%	8/12/51	2,400	1,609
	Intel Corp.	4.900%	8/5/52	5,790	5,339
	Intel Corp.	5.900%	2/10/63	1,490	1,537
	International Business Machines Corp.	4.150%	5/15/39	7,180	6,297
	KLA Corp.	5.000%	3/15/49	2,820	2,733
[8]	McAfee Corp.	7.375%	2/15/30	550	478
	NVIDIA Corp.	3.500%	4/1/40	1,710	1,464
	NVIDIA Corp.	3.700%	4/1/60	500	412
	NXP BV	3.250%	5/11/41	2,350	1,708
	Oracle Corp.	3.400%	7/8/24	100	98
	Oracle Corp.	2.950%	11/15/24	371	358
	Oracle Corp.	2.950%	5/15/25	328	313
	Oracle Corp.	5.800%	11/10/25	3,580	3,620
	Oracle Corp.	2.650%	7/15/26	298	276
	Oracle Corp.	2.300%	3/25/28	3,315	2,925
	Oracle Corp.	2.950%	4/1/30	921	804
	Oracle Corp.	4.650%	5/6/30	9,210	8,908
	Oracle Corp.	3.850%	7/15/36	3,430	2,868
	Oracle Corp.	3.600%	4/1/40	1,300	1,006
	Oracle Corp.	3.650%	3/25/41	2,250	1,733
	Oracle Corp.	3.950%	3/25/51	1,610	1,216
	Oracle Corp.	6.900%	11/9/52	1,000	1,121
	PayPal Holdings Inc.	3.900%	6/1/27	1,120	1,084
	RELX Capital Inc.	3.000%	5/22/30	1,000	893
	S&P Global Inc.	2.700%	3/1/29	6,460	5,831
[8]	Sabre GLBL Inc.	7.375%	9/1/25	144	128
[8]	Seagate HDD Cayman	8.250%	12/15/29	60	63
[8]	Seagate HDD Cayman	8.500%	7/15/31	105	110
	Skyworks Solutions Inc.	1.800%	6/1/26	1,020	913
[8]	SS&C Technologies Inc.	5.500%	9/30/27	110	105
	Texas Instruments Inc.	4.600%	2/15/28	5,130	5,141
	Verisk Analytics Inc.	5.500%	6/15/45	4,200	4,020
	VMware Inc.	4.700%	5/15/30	500	478

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Workday Inc.	3.700%	4/1/29	3,160	2,932
					149,892
Utilities (4.0%)
	AEP Texas Inc.	5.400%	6/1/33	3,830	3,812
[5]	AEP Transmission Co. LLC	3.650%	4/1/50	2,800	2,170
[5]	AEP Transmission Co. LLC	2.750%	8/15/51	1,500	969
	AEP Transmission Co. LLC	5.400%	3/15/53	3,240	3,333
	AES Corp.	5.450%	6/1/28	3,990	3,919
[5]	Alabama Power Co.	1.450%	9/15/30	11,293	8,937
	Ameren Corp.	3.500%	1/15/31	700	626
	Ameren Illinois Co.	1.550%	11/15/30	1,500	1,187
	Ameren Illinois Co.	5.900%	12/1/52	3,225	3,527
	American Electric Power Co. Inc.	2.031%	3/15/24	2,100	2,041
	American Electric Power Co. Inc.	5.699%	8/15/25	15,230	15,126
[5]	Appalachian Power Co.	4.500%	3/1/49	500	421
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	3,200	2,072
[5,12]	Cadent Finance plc	2.125%	9/22/28	1,400	1,438
[8]	Calpine Corp.	5.125%	3/15/28	395	354
[5]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	1,165	978
[5]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	1,944	1,681
[5]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	4,400	4,242
	CenterPoint Energy Inc.	4.250%	11/1/28	319	299
	CenterPoint Energy Inc.	2.650%	6/1/31	2,730	2,281
[5,12]	Centrica plc	4.375%	3/13/29	1,038	1,188
	CMS Energy Corp.	4.875%	3/1/44	1,135	1,033
	Commonwealth Edison Co.	4.900%	2/1/33	2,465	2,455
	Commonwealth Edison Co.	3.800%	10/1/42	685	563
[5]	Commonwealth Edison Co.	3.750%	8/15/47	490	387
	Commonwealth Edison Co.	5.300%	2/1/53	3,110	3,173
[5]	Connecticut Light & Power Co.	4.150%	6/1/45	250	212
	Connecticut Light & Power Co.	4.000%	4/1/48	307	259
	Connecticut Light & Power Co.	5.250%	1/15/53	6,020	6,127
[5]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,645	1,622
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	4,120	4,143
	Constellation Energy Generation LLC	6.250%	10/1/39	2,530	2,623
	Consumers Energy Co.	3.600%	8/15/32	900	812
	Consumers Energy Co.	3.950%	7/15/47	900	745
	Consumers Energy Co.	4.200%	9/1/52	1,770	1,518
[5,13]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	5,550	3,589
[5]	Dominion Energy Inc.	3.375%	4/1/30	405	362
[5]	Dominion Energy Inc.	4.050%	9/15/42	500	398
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,750	1,740
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	530	481
[5]	DTE Electric Co.	1.900%	4/1/28	615	539
	DTE Electric Co.	4.300%	7/1/44	2,490	2,158
	DTE Energy Co.	4.875%	6/1/28	4,200	4,110
	DTE Energy Co.	2.950%	3/1/30	1,000	868
	Duke Energy Carolinas LLC	2.450%	8/15/29	970	838
	Duke Energy Carolinas LLC	2.450%	2/1/30	585	503
	Duke Energy Carolinas LLC	2.550%	4/15/31	860	731
	Duke Energy Carolinas LLC	5.300%	2/15/40	250	251
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,528	1,324
	Duke Energy Carolinas LLC	5.350%	1/15/53	2,030	2,059

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Duke Energy Corp.	3.850%	6/15/34	1,000	996
	Duke Energy Corp.	3.300%	6/15/41	500	369
	Duke Energy Corp.	3.500%	6/15/51	500	363
	Duke Energy Florida LLC	3.800%	7/15/28	241	230
	Duke Energy Florida LLC	1.750%	6/15/30	290	236
	Duke Energy Progress LLC	4.100%	5/15/42	3,400	2,875
	Duke Energy Progress LLC	2.500%	8/15/50	3,483	2,169
[8]	EDP Finance BV	3.625%	7/15/24	9,134	8,901
[5,11]	Engie SA	2.000%	9/28/37	1,500	1,266
[11]	Engie SA	1.250%	10/24/41	600	412
	Entergy Arkansas LLC	3.500%	4/1/26	202	194
	Entergy Arkansas LLC	2.650%	6/15/51	1,990	1,244
	Entergy Corp.	2.800%	6/15/30	1,721	1,459
	Entergy Louisiana LLC	5.590%	10/1/24	1,200	1,198
	Entergy Louisiana LLC	1.600%	12/15/30	515	403
	Entergy Louisiana LLC	4.200%	9/1/48	500	420
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,900	1,340
	Eversource Energy	4.200%	6/27/24	8,930	8,790
[5]	Eversource Energy	1.400%	8/15/26	1,400	1,243
	Eversource Energy	5.450%	3/1/28	6,580	6,626
	Exelon Corp.	5.150%	3/15/28	5,160	5,142
	Exelon Corp.	4.050%	4/15/30	400	375
	Exelon Corp.	3.350%	3/15/32	2,600	2,260
	Exelon Corp.	5.625%	6/15/35	200	202
	Exelon Corp.	5.100%	6/15/45	1,000	936
	Exelon Corp.	4.450%	4/15/46	1,000	852
	Exelon Corp.	4.100%	3/15/52	1,400	1,131
	FirstEnergy Corp.	2.650%	3/1/30	3,190	2,699
[5]	FirstEnergy Corp.	2.250%	9/1/30	1,435	1,160
[8]	FirstEnergy Transmission LLC	2.866%	9/15/28	6,520	5,746
	Georgia Power Co.	4.950%	5/17/33	9,570	9,445
[8]	ITC Holdings Corp.	4.950%	9/22/27	15,380	15,168
[8]	ITC Holdings Corp.	5.400%	6/1/33	4,710	4,682
[5,11]	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	3,600	3,822
	National Grid plc	5.602%	6/12/28	5,720	5,745
	National Grid plc	5.809%	6/12/33	9,005	9,166
[5,11]	National Grid plc	3.245%	3/30/34	1,600	1,577
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	177	164
[8]	NextEra Energy Operating Partners LP	4.500%	9/15/27	85	79
	NiSource Inc.	5.250%	3/30/28	2,670	2,673
	NiSource Inc.	5.400%	6/30/33	4,135	4,143
	Northern States Power Co.	6.250%	6/1/36	500	542
	NRG Energy Inc.	6.625%	1/15/27	55	55
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	3,000	2,710
[8]	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	2,000	1,948
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,010	812
	Pacific Gas & Electric Co.	3.150%	1/1/26	2,000	1,857
	Pacific Gas & Electric Co.	3.000%	6/15/28	1,000	866
	Pacific Gas & Electric Co.	2.500%	2/1/31	3,000	2,353
	Pacific Gas & Electric Co.	6.150%	1/15/33	3,260	3,202
	Pacific Gas & Electric Co.	4.500%	7/1/40	1,472	1,145
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,172	747
	PacifiCorp	5.250%	6/15/35	313	307
	PacifiCorp	6.250%	10/15/37	3,762	3,761
	PacifiCorp	4.125%	1/15/49	525	406
	PacifiCorp	4.150%	2/15/50	865	669

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PacifiCorp	5.350%	12/1/53	6,800	6,200
	PECO Energy Co.	4.150%	10/1/44	1,515	1,280
	PECO Energy Co.	3.700%	9/15/47	1,285	1,018
[8]	Pennsylvania Electric Co.	5.150%	3/30/26	1,640	1,615
	PPL Electric Utilities Corp.	5.250%	5/15/53	6,620	6,747
[5]	Public Service Co. of Colorado	6.250%	9/1/37	550	589
	Public Service Co. of Colorado	3.800%	6/15/47	1,000	785
	Public Service Co. of Colorado	4.050%	9/15/49	500	406
	Public Service Co. of New Hampshire	5.150%	1/15/53	3,010	3,021
	Public Service Co. of Oklahoma	5.250%	1/15/33	1,500	1,494
[5]	Public Service Electric & Gas Co.	3.200%	5/15/29	261	236
[5]	Public Service Electric & Gas Co.	4.650%	3/15/33	4,610	4,527
[5]	Public Service Electric & Gas Co.	3.950%	5/1/42	806	681
[5]	Public Service Electric & Gas Co.	3.600%	12/1/47	500	394
[8]	Rayburn Country Securitization LLC	2.307%	12/1/30	2,564	2,287
	Sempra Energy	3.700%	4/1/29	4,000	3,660
	Southern California Edison Co.	5.300%	3/1/28	2,570	2,574
[5]	Southern California Edison Co.	4.200%	3/1/29	1,800	1,711
	Southern California Edison Co.	4.500%	9/1/40	1,775	1,548
	Southern California Edison Co.	4.000%	4/1/47	615	490
	Southern California Edison Co.	3.450%	2/1/52	700	501
	Southern Co.	4.475%	8/1/24	4,480	4,399
	Southern Co.	5.150%	10/6/25	3,465	3,450
[5]	Southern Co.	3.700%	4/30/30	700	643
	Southern Co.	5.700%	10/15/32	2,941	3,048
	Southern Co.	4.400%	7/1/46	350	300
	Tampa Electric Co.	3.875%	7/12/24	1,580	1,552
	Union Electric Co.	3.900%	9/15/42	454	370
	Union Electric Co.	4.000%	4/1/48	910	746
	Union Electric Co.	3.900%	4/1/52	1,500	1,222
	Union Electric Co.	5.450%	3/15/53	6,620	6,752
[5]	Virginia Electric & Power Co.	3.150%	1/15/26	425	405
	Virginia Electric & Power Co.	2.300%	11/15/31	1,000	815
	Virginia Electric & Power Co.	4.000%	1/15/43	1,180	975
[5]	Virginia Electric & Power Co.	3.800%	9/15/47	500	390
[8]	Vistra Operations Co. LLC	5.500%	9/1/26	530	511
[8]	Vistra Operations Co. LLC	5.625%	2/15/27	65	62
	WEC Energy Group Inc.	5.000%	9/27/25	5,000	4,955
	WEC Energy Group Inc.	4.750%	1/9/26	9,750	9,609
	WEC Energy Group Inc.	4.750%	1/15/28	7,310	7,149
					334,622
Total Corporate Bonds (Cost $3,366,734)					3,168,769
Floating Rate Loan Interests (0.1%)
[10]	AAdvantage Loyalty IP Ltd. Initial Term Loan, TSFR3M + 4.750%	10.000%	4/20/28	415	424
[10]	Central Parent Inc. First Lien Initial Term Loan, TSFR3M + 4.250%	9.492%	7/6/29	149	149
[10]	Clarios Global LP First Lien Term Loan, TSFR1M + 3.750%	8.852%	5/6/30	321	319
[10]	Cloud Software Group, Inc. First Lien Dollar Term Loan B, TSFR3M + 4.500%	9.842%	3/30/29	65	61
[10]	Directv Financing LLC Term Loan, TSFR1M + 5.000%	10.217%	8/2/27	406	397
[10]	First Student Bidco Inc. Incremental Term Loan B, TSFR3M + 4.000%	9.342%	7/21/28	414	404
[10]	First Student Bidco Inc. Incremental Term Loan C, TSFR3M + 4.000%	9.342%	7/21/28	28	27

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Fortrea Holdings Inc. Term Loan B, TSFR1M + 3.750%	8.891%	6/12/30	25	25
[10]	McAfee Corp. Tranche B-1 Term Loan, TSFR1M + 3.750%	9.010%	3/1/29	178	170
[10]	Medline Borrower LP Initial Dollar Term Loan, TSFR1M + 3.250%	8.352%	10/23/28	339	335
[10]	SBA Senior Finance II LLC Initial Term Loan, 1M USD LIBOR + 1.750%	6.950%	4/11/25	20	20
[10]	Setanta Aircraft Leasing DAC Term Loan, 3M USD LIBOR + 2.000%	7.538%	11/5/28	1,745	1,743
[10]	Spirit Aerosystems Inc. Term Loan, TSFR3M + 4.500%	9.545%	1/15/27	2	2
[10]	SS&C Technologies Holdings Inc. Term Loan B-6, TSFR1M + 2.250%	7.452%	3/22/29	109	108
[10]	SS&C Technologies Holdings Inc. Term Loan B-7, TSFR1M + 2.250%	7.452%	3/22/29	163	163
Total Floating Rate Loan Interests (Cost $4,322)					4,347
Sovereign Bonds (6.0%)
[5,8,15]	Bank Gospodarstwa Krajowego	5.375%	5/22/33	3,842	3,822
[5]	Bermuda	3.717%	1/25/27	700	667
[5]	Bermuda	5.000%	7/15/32	7,890	7,724
[5]	Bermuda	3.375%	8/20/50	3,881	2,681
[5]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	865	750
[7]	Ecopetrol SA	8.625%	1/19/29	17,113	17,139
[5,8]	Electricite de France SA	5.700%	5/23/28	5,925	5,920
[5,8]	Electricite de France SA	6.250%	5/23/33	8,935	9,068
[5]	Empresa Nacional del Petroleo	3.750%	8/5/26	4,188	3,966
[5]	Eskom Holdings SOC Ltd.	7.125%	2/11/25	4,500	4,421
[5,11]	European Union	0.300%	11/4/50	41,296	22,176
[8,11]	Export-Import Bank of Korea	3.500%	6/7/26	58,600	63,252
[16]	Japan Bank for International Cooperation	4.250%	4/27/26	35,920	35,294
[5]	Kingdom of Saudi Arabia	4.750%	1/18/28	41,654	41,318
[5]	Kingdom of Saudi Arabia	5.000%	1/18/53	7,350	6,831
[8,11]	Kingdom of Spain	3.550%	10/31/33	27,092	29,780
[5,8]	Korea Electric Power Corp.	3.625%	6/14/25	5,333	5,149
[5,8]	Korea Electric Power Corp.	5.375%	4/6/26	9,680	9,651
[5]	Korea National Oil Corp.	0.875%	10/5/25	5,000	4,501
[5]	OCP SA	3.750%	6/23/31	2,130	1,761
[5]	Oman Government Bond	4.750%	6/15/26	8,110	7,885
[5,8]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	200	185
[5,8]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	560	508
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	954	957
[5]	Petroleos del Peru SA	5.625%	6/19/47	4,740	3,057
	Petroleos Mexicanos	6.490%	1/23/27	6,590	5,850
	Petroleos Mexicanos	6.500%	3/13/27	3,583	3,183
	Petroleos Mexicanos	6.500%	6/2/41	1,134	719
	Petroleos Mexicanos	6.375%	1/23/45	183	112
	Petroleos Mexicanos	6.750%	9/21/47	945	592
	Petroleos Mexicanos	6.950%	1/28/60	2,731	1,701
[7]	Province of British Columbia	4.200%	7/6/33	37,645	37,553
[5,7]	Republic of Chile	5.330%	1/5/54	5,000	4,972
[5]	Republic of Guatemala	4.900%	6/1/30	4,000	3,720
[5,8]	Republic of Guatemala	6.600%	6/13/36	7,550	7,596
	Republic of Hungary	5.375%	3/25/24	298	297

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,11]	Republic of Indonesia	3.375%	7/30/25	5,000	5,372
[5]	Republic of Indonesia	4.150%	9/20/27	5,400	5,239
[5]	Republic of Panama	3.160%	1/23/30	1,000	875
	Republic of Panama	8.125%	4/28/34	780	924
[5]	Republic of Panama	4.300%	4/29/53	1,210	901
[5]	Republic of Panama	3.870%	7/23/60	7,112	4,705
	Republic of Peru	2.844%	6/20/30	14,120	12,359
[5]	Republic of Peru	2.783%	1/23/31	10,937	9,370
[5]	Republic of Poland	5.750%	11/16/32	9,287	9,745
[5]	Republic of Poland	5.500%	4/4/53	8,033	8,107
[5,11]	Republic of Romania	2.125%	3/7/28	2,689	2,542
[11]	Republic of Romania	6.625%	9/27/29	10,660	12,058
[5]	Saudi Arabian Oil Co.	2.875%	4/16/24	2,220	2,166
[5]	Saudi Arabian Oil Co.	1.625%	11/24/25	7,190	6,573
[5]	Saudi Arabian Oil Co.	3.500%	4/16/29	1,070	987
[5,11]	Serbia International Bond	3.125%	5/15/27	6,570	6,417
[5,11]	Serbia International Bond	2.050%	9/23/36	1,400	932
[5,8,17]	Ukraine Government Bond	6.876%	5/21/31	5,000	1,136
[12]	United Kingdom of Great Britain and Northern Ireland	2.750%	9/7/24	2,586	3,186
[5]	United Mexican States	2.659%	5/24/31	14,774	12,294
[5,18]	United Mexican States	7.750%	5/29/31	100,000	5,508
[5,18]	United Mexican States	10.000%	11/20/36	140,000	9,022
[5,18]	United Mexican States	8.500%	11/18/38	264,500	15,013
[5,18]	United Mexican States	7.750%	11/13/42	152,000	7,953
[5]	United Mexican States	6.338%	5/4/53	7,387	7,542
Total Sovereign Bonds (Cost $504,078)					505,684
Taxable Municipal Bonds (0.0%)
	Houston TX GO	6.290%	3/1/32	1,465	1,546
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	700	692
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	700	567
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	500	464
Total Taxable Municipal Bonds (Cost $3,687)					3,269

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[19]	Vanguard Market Liquidity Fund (Cost $116,712)	5.150%	1,167,359	116,713
Total Investments (102.2%) (Cost $8,942,616)				8,548,926
Other Assets and Liabilities—Net (-2.2%)				(187,814)
Net Assets (100%)				8,361,112
Cost is in $000.
1	Securities with a value of $2,302,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $171,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	Securities with a value of $5,085,000 have been segregated as initial margin for open centrally cleared swap contracts.
4	Securities with a value of $30,787,000 have been segregated as initial margin for open futures contracts.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2023.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the aggregate value was $615,096,000, representing 7.4% of net assets.
9	Interest-only security.
10	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11	Face amount denominated in euro.
12	Face amount denominated in British pounds.
13	Face amount denominated in Australian dollars.
14	Face amount denominated in Swiss francs.
15	Guaranteed by the Republic of Poland.
16	Guaranteed by the Government of Japan.
17	Non-income-producing security—security in default.
18	Face amount denominated in Mexican pesos.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

1M—1-month.
3M—3-month.
DAC—Designated Activity Company.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2023	609	123,836	(322)
5-Year U.S. Treasury Note	September 2023	2,453	262,701	(2,249)
10-Year U.S. Treasury Note	September 2023	2,785	312,660	(2,572)
Long Gilt	September 2023	38	4,599	(43)
Long U.S. Treasury Bond	September 2023	271	34,392	(136)
Ultra 10-Year U.S. Treasury Note	September 2023	328	38,847	26
Ultra Long U.S. Treasury Bond	September 2023	34	4,631	—
				(5,296)

Short Futures Contracts
10-Year Japanese Government Bond	September 2023	(126)	(129,716)	(427)
AUD 3-Year Treasury Bond	September 2023	(106)	(7,459)	42
AUD 10-Year Treasury Bond	September 2023	(81)	(6,268)	54
Euro-Bobl	September 2023	(877)	(110,732)	1,619
Euro-Bund	September 2023	(778)	(113,539)	686
Euro-Buxl	September 2023	(194)	(29,552)	(348)
Euro-Schatz	September 2023	(1,888)	(216,010)	1,773
				3,399
				(1,897)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	9/20/23	CAD	27	USD	20	—	—
Toronto-Dominion Bank	7/21/23	EUR	24,217	USD	26,561	—	(113)
Bank of America, N.A.	7/21/23	EUR	11,630	USD	12,758	—	(57)
JPMorgan Chase Bank, N.A.	7/21/23	EUR	2,569	USD	2,813	—	(7)
Morgan Stanley Capital Services LLC	7/21/23	EUR	2,046	USD	2,234	—	—
HSBC Bank plc	7/21/23	EUR	1,912	USD	2,090	—	(1)
Bank of America, N.A.	7/21/23	EUR	1,628	USD	1,771	7	—
HSBC Bank plc	7/21/23	EUR	1,200	USD	1,308	2	—
JPMorgan Chase Bank, N.A.	9/20/23	GBP	3,622	USD	4,603	—	(2)
Standard Chartered Bank	9/20/23	JPY	51,124	USD	358	1	—
BNP Paribas	9/20/23	USD	19,228	AUD	27,906	597	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
HSBC Bank plc	9/20/23	USD	2,113	CHF	1,888	—	(14)
State Street Bank & Trust Co.	7/21/23	USD	344,827	EUR	314,160	1,731	—
JPMorgan Chase Bank, N.A.	7/21/23	USD	5,701	EUR	5,205	16	—
Standard Chartered Bank	7/21/23	USD	1,749	EUR	1,600	2	—
HSBC Bank plc	7/21/23	USD	1,419	EUR	1,300	—	(1)
Standard Chartered Bank	7/21/23	USD	1,136	EUR	1,043	—	(3)
Morgan Stanley Capital Services LLC	9/20/23	USD	56,353	GBP	43,903	585	—
Bank of America, N.A.	9/20/23	USD	2,541	GBP	1,979	27	—
State Street Bank & Trust Co.	9/20/23	USD	1,032	GBP	810	3	—
JPMorgan Chase Bank, N.A.	9/20/23	USD	217	GBP	169	1	—
Morgan Stanley Capital Services LLC	9/20/23	USD	952	JPY	132,623	22	—
Bank of Montreal	9/20/23	USD	841	JPY	118,532	10	—
Toronto-Dominion Bank	9/20/23	USD	35,777	MXN	625,690	—	(235)
						3,004	(433)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-HY-S40-V1	6/20/28	USD	24,120	(5.000)	(715)	(680)
CDX-NA-IG-S40-V1	6/20/28	USD	225,250	(1.000)	(6,201)	(670)
iTraxx Europe-S39-V1	6/20/28	EUR	14,400	(1.000)	(191)	(50)
						(1,400)
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
AT&T Inc./Baa2	12/20/23	BARC	13,530	1.000	37	38	—	(1)
AT&T Inc./Baa2	12/20/23	BARC	3,370	1.000	10	10	—	—
Berkshire Hathaway Inc./Aa2	12/20/24	BARC	600	1.000	8	5	3	—
Berkshire Hathaway Inc./Aa2	12/20/24	JPMC	600	1.000	8	5	3	—
MetLife Inc./A3	6/20/24	BARC	700	1.000	3	—	3	—
Republic of South Africa/Ba2	12/20/25	BARC	360	1.000	(6)	(9)	3	—
					60	49	12	(1)
Credit Protection Purchased
Bouygues SA	6/20/28	JPMC	8,200[2]	(1.000)	(202)	(170)	—	(32)
Unibail-Rodamco-Westfield SE	6/20/28	BARC	1,600[2]	(1.000)	110	126	—	(16)
					(92)	(44)	—	(48)
					(32)	5	12	(49)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At June 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $3,698,000 in connection with open forward currency contracts and over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At June 30, 2023, counterparties had deposited in segregated accounts securities with a value of $878,000 in connection with TBA transactions.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

The fund had no open swaption contracts at June 30, 2023.
G. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
H. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
I. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
The fund had no open interest rate swap contracts at June 30, 2023.

J.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,314,458	—	4,314,458
Asset-Backed/Commercial Mortgage-Backed Securities	—	435,686	—	435,686
Corporate Bonds	—	3,168,769	—	3,168,769
Floating Rate Loan Interests	—	4,347	—	4,347
Sovereign Bonds	—	505,684	—	505,684
Taxable Municipal Bonds	—	3,269	—	3,269
Temporary Cash Investments	116,713	—	—	116,713
Total	116,713	8,432,213	—	8,548,926

Derivative Financial Instruments
Assets
Futures Contracts[1]	4,200	—	—	4,200
Forward Currency Contracts	—	3,004	—	3,004
Swap Contracts	—	12	—	12
Total	4,200	3,016	—	7,216
Liabilities
Futures Contracts[1]	6,097	—	—	6,097
Forward Currency Contracts	—	433	—	433
Swap Contracts	1,400[1]	49	—	1,449
Total	7,497	482	—	7,979
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.